As filed on March 1, 1999                                    File No. 033-63498


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ----

      Pre-Effective Amendment No. _____                             ___
      Post-Effective Amendment No.   9                               X
                                   ----                             ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ----

      Amendment No.                 10                               X
                                   ----                             ----

                        INVESCO INTERNATIONAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                                Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                 ------------
                                   Copies to:
                             Ronald M. Feiman, Esq.
                             Gordon Altman Butowsky
                              Weitzen Shalov & Wein
                                 114 W. 47th St.
                            New York, New York 10036
                                        ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
 X    immediately  upon  filing  pursuant  to  paragraph (b)
      on             ,  pursuant  to paragraph (b)
____  60 days after filing pursuant to paragraph (a)(1)
____  on ________________________, pursuant to paragraph (a)(1)
____  75 days after filing pursuant to paragraph (a)(2)
____  on ________________________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Page 1 of 122
                        Exhibit index is located at page 107

                        INVESCO INTERNATIONAL FUNDS, INC.
                       ----------------------------------

                              CROSS-REFERENCE SHEET

Form N-1A
Item                                      Caption

Part A                     Prospectus

1......................... Cover Page; Back Cover Page
2......................... Investment Goals and Strategies; Fund Performance
3......................... Fees and Expenses; Investment Risks
4......................... Investment Goals and Strategies; Investment Risks
5......................... Not Applicable
6......................... Fund Management
7......................... Share Price; How To Buy Shares; Your Account Services
 .......................... How To Sell Shares; Taxes
8......................... Distribution Expenses
9......................... Financial Highlights

Part B                     Statement of Additional Information
10........................ Cover Page; Table of Contents
11........................ The Company
12........................ Investment Policies and Risks; Investment
                           Restrictions and Strategies
13........................ Management of the Funds
14........................ Control Persons and Principal Shareholders
15........................ Management of the Funds
16........................ Brokerage Allocation and Other Practices
17........................ Capital Stock
18........................ Contained in Prospectus
19........................ Tax Consequences of Owning Shares of the Funds
20........................ Not Applicable
21........................ Performance
22........................ Financial Statements

Part C                     Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS | March 1, 1999
--------------------------------------------------------------------------------
YOU  SHOULD  KNOW  WHAT  INVESCO  KNOWS(TM)
--------------------------------------------------------------------------------
INTERNATIONAL FUNDS

EMERGING MARKET FUND
EUROPEAN FUND
INTERNATIONAL BLUE CHIP FUND
INTERNATIONAL GROWTH FUND
PACIFIC BASIN FUND

Five no-load mutual funds seeking investment opportunities overseas.

TABLE OF CONTENTS


Investment Goals And Strategies........................ 4
Fund Performance....................................... 6
Fees And Expenses...................................... 8
Investment Risks....................................... 9
Risks Associated With particular Investments...........10
Temporary Defensive Positions..........................15
Portfolio Turnover.....................................15
Fund Management........................................15
Portfolio Managers.....................................16
Potential Rewards......................................16
Share Price............................................17
How To Buy Shares......................................18
Your Account Services..................................21
How To Sell Shares.....................................21
Taxes..................................................24
Dividends And Capital Gain Distributions...............25
Financial Highlights...................................26


                                   INVESCO


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

This Prospectus will tell you more about:

[KEY ICON]          INVESTMENT OBJECTIVES & STRATEGIES

[ARROW ICON]        POTENTIAL INVESTMENT RISKS

[GRAPH ICON]        PAST PERFORMANCE & POTENTIAL ADVANTAGES

[INVESCO ICON]      WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON]          INVESTMENT GOALS AND STRATEGIES


FACTORS COMMON TO ALL THE FUNDS


INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO control all aspects of the management and sale of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

All of the Funds attempt to make your investment grow. The Funds are aggressively managed. Although the Funds can invest in debt securities, they primarily invest in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose value is based upon the values of equity securities.

Each Fund has a specific investment objective and strategy. The Funds invest primarily in securities of foreign companies. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies have activities all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o  The physical location of the company's management personnel; and
o  Whether more than 50% of its assets are located outside the United States; or
o  Whether more than 50% of its income is earned outside the United States.

The Funds share a common investment process which combines top-down and bottom-up evaluations to select securities for their portfolios.

TOP-DOWN: Our regional and country equity teams look at broad global economic trends and other factors that can affect markets. On a country-by-country basis, anticipated political and currency stability are also considered. Using this analysis, we decide how much the Fund will invest in each country and equity market sector. Minimum and maximum weightings for both countries and sectors are used to develop portfolio diversification. And, in some cases, our local presence and fundamental research may provide investment insights into specific opportunities and risks involved in each country or region.

This analysis is particularly important for investments in "emerging" markets --- those countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging countries generally are considered to include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and the nations in Western Europe (other than Greece, Portugal and Turkey). In general, investments in emerging markets have a higher degree of risk than investments in more established markets.

BOTTOM-UP: We also perform fundamental analysis and extensive research on specific stocks, often including visiting companies to meet with corporate management and understand the businesses. We seek to invest in companies that have an above-average earnings growth that we believe is not fully reflected in the present market price of their securities. Also, we seek to increase diversification by setting maximum limits on each security held in the portfolio.

[KEY ICON] EMERGING MARKETS FUND

This Fund attempts to make your investment grow. It uses an aggressive strategy, and invests most of its assets in equity securities of emerging country issuers around the world, including Europe, Latin America, and the Far East. Emerging markets tend to be less liquid and well-regulated than the markets of more developed countries; political instability and currency fluctuations may also be more extreme. We tend to focus the Fund's holdings on countries that are undertaking economic and political reforms that may encourage rapid growth.

[KEY ICON]  EUROPEAN FUND

This Fund attempts to make your investment grow. It primarily invests in equity securities of companies located in Western Europe. We prefer companies with proven track records that are strongly managed. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.

[KEY ICON]  INTERNATIONAL BLUE CHIP FUND


This Fund seeks high total return through long-term capital appreciation and current income. It invests most of its assets in equity securities of larger-capitalization companies with a record of stable earnings or dividends and a reputation for high-quality management. Although some of its investments may be in smaller, emerging stock markets, the Fund generally invests in securities that are traded in larger, more liquid international securities exchanges. Stock selection emphasizes bottom-up analysis.


[KEY ICON]  INTERNATIONAL GROWTH FUND

This Fund seeks high total return through capital appreciation and current income. The Fund uses a moderately aggressive strategy. It favors larger, more liquid markets but it will also take positions in less liquid, emerging markets, which tend to be more volatile. In most cases, the Fund invests in large- and mid-capitalization stocks, but may invest in small-cap stocks. Stock selection emphasizes top-down analysis.

[KEY ICON]  PACIFIC BASIN FUND

The Fund attempts to make your investment grow. It invests in the equity securities of companies located in the Far East and Pacific Rim, including
Australia, Hong Kong, New Zealand, Singapore and Japan, in addition to investments in smaller, less liquid, emerging markets throughout that region. Although the Fund invests predominately in mid- and large-capitalization stocks, it also will hold positions in small-cap stocks.






[GRAPH ICON]  FUND PERFORMANCE

The bar charts below show the European, Pacific Basin and International Growth Funds' actual yearly performance ended December 31 (commonly known as its "total return") over the past decade. The table below shows average annual returns for various periods ended December 31, 1998 for each Fund compared to one of the following indexes: MSCI-AC Europe, MSCI-Europe/Australia/Far East or MSCI-Pacific. The information in these charts and the table illustrates the variability of each Fund's returns and how its performance compared to a broad measure of market performance. The bar charts provide some indication of the risks of investing in the Funds by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund or any of the above indexes will perform in the future.(1)

ACTUAL ANNUAL TOTAL RETURN(2)                ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the European Fund's      The bar chart shows the Pacific
actual yearly performance ended              Basin Fund's actual yearly
December 31.                                 performance ended December 31.

Worst calendar qtr. 9/98  -17.72%            Worst calendar qtr. 12/97  -29.21%
Best calendar qtr. 3/98    26.25%            Best calendar qtr. 12/98    15.07%

ACTUAL ANNUAL TOTAL RETURN(2)

The bar chart shows the International Growth
Fund's actual yearly performance ended
December 31.

Worst calendar qtr. 9/90  -20.91%
Best calendar qtr. 3/98    17.16%

================================================================================
                                              AVERAGE ANNUAL RETURN(2)
                                                  AS OF 12/31/98
                                  1 YEAR           5 YEARS          10 YEARS
--------------------------------------------------------------------------------
European Fund                     32.93%            18.06%            13.56%
MSCI-AC Europe(1)                 24.84%            16.50%            12.47%

Pacific Basin Fund               -11.92%            -9.53%            -2.60%
MSCI-Pacific(1)                    2.69%            -3.95%            -3.72%

International Growth               7.44%             5.15%             4.33%
MSCI-EAFE(1)                      20.33%             9.50%             5.85%
--------------------------------------------------------------------------------

(1) The MSCI-EAFE, MSCI-AC Europe, and MSCI-Pacific are unmanaged indexes that show the performance of common stocks for Europe/Australia/Far East, Europe, and Pacific Rim, respectively. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.
(2)Total return figures include reinvested dividends and capital gain distributions, and include the effect of each Fund's expenses.


Fund performance information is not provided for the Emerging Markets and International Blue Chip Funds, as such Funds did not commence investment operations until February 12, 1998 and October 28, 1998, respectively.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)
  Redemption Fee (as a percentage of amount redeemed)           2.00%/1.00%*


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


INVESCO EMERGING MARKETS FUND(1)
 Management Fees                                                   1.00%
 Distribution and Service (12b-1) Fees(2)                          0.25%
 Other Expenses(4)                                                14.33%
 Total Annual Fund Operating Expenses(4)                          15.58%

INVESCO EUROPEAN FUND
 Management Fees                                                   0.71%
 Distribution and Service (12b-1) Fees(2)                          0.25%
 Other Expenses (4)                                                0.40%
 Total Annual Fund Operating Expenses(4)                           1.36%

INVESCO INTERNATIONAL BLUE CHIP FUND(1)
 Management Fees                                                   0.75%
 Distribution and Service (12b-1) Fees(2)                          0.25%
 Other Expenses (3)(4)                                             4.72%
 Total Annual Fund Operating Expenses(3)(4)                        5.72%

INVESCO INTERNATIONAL GROWTH FUND
 Management Fees                                                   1.00%
 Distribution and Service (12b-1) Fees(2)                          0.25%
 Other Expenses (3)(4)                                             1.21%
 Total Annual Fund Operating Expenses(3)(4)                        2.46%

INVESCO PACIFIC BASIN FUND
 Management Fees                                                   0.75%
 Distribution and Service (12b-1) Fees(2)                          0.25%
 Other Expenses (3)(4)                                             1.60%
 Total Annual Fund Operating Expenses(3)(4)                        2.60%


(1)  Annualized

(2) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.


(3) Certain expenses of the Emerging Markets, International Blue Chip, International Growth and Pacific Basin Funds are being absorbed voluntarily by INVESCO pursuant to a commitment to those Funds. After absorption, the Emerging Markets Fund "Other Expenses" and "Total Annual Fund Operating Expenses" were 1.79% and 3.04%, respectively, the International Blue Chip Fund "Other Expenses" and "Total Annual Fund Operating Expenses" were 1.00% and 2.00%, respectively, the International Growth Fund "Other Expenses" and "Total Annual Fund Operating Expenses" were 0.80% and 2.05%, respectively, and the Pacific Basin " Other Expenses" and "Total Annual Fund Operating Expenses" were 1.07% and 2.07%, respectively. This commitment may be changed at any time time following consultation with the board of directors.

(4) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their transfer agent fees and/or custodian fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

* Effective May 1, 1999, the Funds retain a fee to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less and a 1% fee shall be imposed on redemptions or exchanges of shares held between three and six months. This fee may be waived at the discretion of INVESCO.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.


The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

The following reflects the costs without the absorption of expenses:(1)

                                        1 year   3 years    5 years    10 years
INVESCO Emerging Markets Fund           $1,596   $4,283     $6,414     $10,002
INVESCO European  Fund                  $  139   $  433     $  749     $ 1,643
INVESCO International Blue Chip Fund    $  586   $1,744     $2,881     $ 5,640
INVESCO International Growth Fund       $  252   $  775     $1,325     $ 2,822
INVESCO Pacific Basin Fund              $  267   $  818     $1,396     $ 2,963

(1) The following reflects the costs with the absorption of expenses:
                                        1 year   3 years    5 years    10 years
   INVESCO Emerging Markets Fund        $  312   $  953     $1,618     $3,394
   INVESCO International Blue Chip Fund $  205   $  633     $1,087     $2,345
   INVESCO International Growth Fund    $  210   $  649     $1,113     $2,398
   INVESCO Pacific Basin Fund           $  212   $  655     $1,124     $2,419


[ARROW ICON]   INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that is own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.


In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possiblility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.


[ARROW ICON]   RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

FOREIGN  SECURITIES

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks.

   CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

   POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.


   REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

   DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

   EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.


   The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Funds.

    EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.


MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion, or small businesses with outstanding securities worth less than $1 billion.


CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.


LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.



DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security at a specific price on or before a specific date. A future is an agreement to buy or sell a security at a specific price on a specific date.


COUNTERPARTY RISK

This is a risk  associated  primarily with  repurchase  agreements and some derivatives  transactions.  It is the  risk  that  the  other  party  in  such a
transaction   will  not  fulfill  its  contractual   obligation  to  complete  a
transaction with a Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


The Funds generally invest in equity securities of foreign companies. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risks.




                                                    EMERG-     INT'L               PACIFIC
                                          BLUE      ING        GROWTH   EUROPEAN   BASIN
INVESTMENT                 RISKS          CHIP      MARKETS
-----------------------------------------------------------------------------------------
ILLIQUID SECURITIES         Liquidity
  A security that cannot    Risk            X         X          X        X        X
be sold quickly at its
fair value.
-----------------------------------------------------------------------------------------
RULE 144A SECURITIES        Liquidity
  Securities that are not   Risk            X         X          X        X        X
registered, but which are
bought and sold solely by
institutional investors.
The Fund considers many
Rule 144A securities to
be "liquid," although the
market for such
securities typically is
less active than the
public securities
markets.
-----------------------------------------------------------------------------------------
DEBT SECURITIES
  Securities issued by     Market,
private companies or       Credit,
governments representing   Interest
an obligation to pay       Rate and        X          X          X        X          X
interest and to repay      Duration
principal when the         Risks
security matures.
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
JUNK BONDS
  Debt securities that     Market, Credit,
are rated BB or lower      Interest
by Standard & Poors or Ba  Rate and                   X
or lower by Moody's.       Duration
Tend to pay higher         Risks
interest rates than
higher-rated debt
securities, but carry
a higher credit risk.
-------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                                                    EMERG-     INT'L               PACIFIC
                                          BLUE      ING        GROWTH   EUROPEAN   BASIN
INVESTMENT                 RISKS          CHIP      MARKETS

-------------------------------------------------------------------------------------------
FORWARD FOREIGN            Currency,
CURRENCY CONTRACTS         Political,
  A contract to exchange   Diplomatic
an amount of currency on   and Regu-
a date in the future at    latory
an agreed-upon exchange    Risks           X          X          X        X          X
rate might be used by the
the Fund to hedge against
changes in foreign
currency exchange rates
when the Fund invests in
foreign securities.  Does
not reduce price fluctua-
tions in foreign securi-
ties, or prevent losses if
the prices of those
securities declines.
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS      Credit and
  A contract under which   Counter-
the seller of a security   Party Risks     X          X          X        X          X
agrees to buy it back at
an agreed-upon price and
time in the future.
---------------------------------------------------------------------------------------------
COUNTRY FUNDS              Market,
  Closed-end mutual funds  Information,
that invest in the         Political,
securities of particular   Regulatory,
countries may particularly Diplomatic,
be used when non-residents Liquidity                                      X          X
may not invest directly    and
in securities of com-      Currency
panies in those            Risks
countries.  Country
funds have operating
expenses, including
management fees, which
reduce the investment
return.
---------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------
                                                    EMERG-     INT'L               PACIFIC
                                          BLUE      ING        GROWTH   EUROPEAN   BASIN
INVESTMENT                 RISKS          CHIP      MARKETS

-------------------------------------------------------------------------------------------
DELAYED DELIVERY OR        Market
WHEN-ISSUED SECURITIES     and
  Ordinarily, the Fund     Interest
purchases securities and   Rate
pays for them in cash at   Risks                      X
the normal trade settle-
ment time.  When the Fund
purchases a delayed
delivery or when-issued
security, it promises to
pay in the future - for
example, when the security
is actually available for
delivery to the Fund.  The
Fund's obligation to pay
and the interest rate it
receives, in the case of
debt securities, usually
are fixed when the Fund
promises to pay.  Between
the date the Fund promises
to pay and the date the
securities are actually
received, the Fund
receives no interest on
its investment, and bears
the risk that the market
value of the when-isued
security may decline.
---------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY         Market,
RECEIPTS (ADRS)             Information,
  These are securities      Political,
issued by U.S. banks that   Regulatory,
represent shares of         Diplomatic,
foreign corporations held   Liquidity
by those banks.  Although   and Cur-       X          X
traded in U.S.              rency
securities markets and      Risks
valued in U.S. dollars,
ADRs carry most of the
risks of investing
directly in foreign
securities.
--------------------------------------------------------------------------------------------


[ARROW ICON]  TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of any Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON]  PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, some of the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended October 31, 1998 are:

INVESCO European Fund               102%
INVESCO International Growth Fund   102%
INVESCO Pacific Basin Fund          114%


A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.



[INVESCO ICON]  FUND MANAGEMENT

THE INVESTMENT ADVISER

INVESCO is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $ 18.9 billion for more than 904,000 shareholders of 14 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).




INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $275 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.



INVESCO Assets Management Limited ("IAML") is the sub-advisor to the Emerging Markets, European, International Growth and Pacific Basin Funds. INVESCO Global Asset Management (N.A.) ("IGAM") is the sub-adviser to the International Blue Chip Fund. A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Funds' distributor and is responsible for the sale of the Funds' shares. INVESCO, IAML, IGAM and IDI are subsidiaries of AMVESCAP PLC.


The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended October 31, 1998:

================================================================================
                                        ADVISORY FEE AS A PERCENTAGE OF
    FUND                            AVERAGE ANNUAL ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Emerging Markets                                 1.00%  (Annualized)
European Fund                                    0.71%
International Blue Chip                          0.75%  (Annualized)
International Growth                             1.00%
Pacific Basin                                    0.75%
================================================================================



[INVESCO ICON]  PORTFOLIO MANAGERS

The Funds are managed on a day to day basis by IGAM and IAML, which serve as sub-advisers to the Funds. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets country-by-country allocation of Fund assets and risk controls, while individual country specialists select individual securities within those allocations.

FUND                           SUB-ADVISER              PORTFOLIO MANAGER
Emerging Markets                   IAML                 Team Management
European                           IAML                 Team Management
International Blue Chip            IGAM                 Team  Management
International Growth               IAML                 Richard D. Beggs
Pacific Basin                      IAML                 Team Management


RICHARD D. BEGGS has been the lead portfolio manager of the International Growth Fund since 1997, and has been with IAML since 1995. Prior to joining IAML, he was a portfolio manager with Cazenove Fund Management and worked in other capacities with Cazenove & Co. (1989 to 1995). He received a B.A. in Economics and Statistics from the University of Exeter in Devon, England.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; International Blue Chip Fund and International Growth Fund also offer the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher return. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS


Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o  are willing to grow their capital over the long-term (at least five years)
o  can accept the additional risks associated with international investing
o understand that shares of a Fund can and likely will have significant price fluctuations

o are investing tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.
You probably do not want to invest in the Funds if you are:
o  primarily seeking current dividend income
o unwilling to accept potentially significant changes in the price of Fund shares
o  speculating on short-term fluctuations in the stock markets
o are uncomfortable with the special risks associated with international investing.


[INVESCO ICON]  SHARE PRICE


CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS, INCLUDING ACCRUED EXPENSES / NUMBER OF SHARES = YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.


All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.





In addition, foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON]  HOW TO BUY SHARES


TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.


The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the internal revenue code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).


o You may make up to four exchanges out of each Fund per year, but you may be subject to the redemption fee described above.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE. Effective May 1, 1999, upon an exchange of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.


Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to any Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).



METHOD                                  INVESTMENT MINIMUM                              PLEASE REMEMBER
-------------------------------------------------------------------------------------------------------------------
BY CHECK                                $1,000 for regular accounts;
Mail to:                                $250 for an IRA;
INVESCO Funds Group, Inc.,              $50 minimum for each
P.O. Box 173706,                        subsequent investment.
Denver, CO 80217-3706.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
------------------------------------------------------------------------------------------------------------------
BY TELEPHONE OR WIRE                    $1,000                               Payment must be received within 3
Call 1-800-525-8085 to request                                               business days, or the transaction
your purchase. Then send your                                                may be cancelled.
check by overnight courier to our
street address: 7800 E. Union Ave.,
Denver, CO 80237. Or you may
send your payment by
bank wire (call INVESCO for
instructions).
------------------------------------------------------------------------------------------------------------------
REGULAR INVESTING WITH EASIVEST         $50 per month for EasiVest; $50      Like all regular investment plans,
OR DIRECT PAYROLL PURCHASE              per pay period for Direct Payroll    neither EasiVest nor Direct Payroll
You may enroll on your fund             Purchase. You may start or stop      Purchase ensures a profit or protects
application, or call us for a separate  your regular investment plan at any  against loss in a falling market.
form and more details. Investing        time, with two weeks' notice to      Because you'll invest continually,
the same amount on a monthly basis      INVESCO.                             regardless of varying price levels,
allows you to buy more shares when                                           consider your financial ability to
prices are low and fewer shares when                                         keep buying through low price lev
prices are high. This "dollar cost                                           els.  And remember that you will
averaging" may help offset market                                            lose money if you redeem your
fluctuations. Over a period of time,                                         shares when the market value of all
your average cost per share may be                                           your shares is less than their cost.
less than the actual average per
share.
------------------------------------------------------------------------------------------------------------------
BY PAL(R)                               $1,000                               Be sure to write down the confirma
Your "Personal Account Line" is                                              tion number provided by PAL(R).
available for subsequent purchases
and exchanges 24 hours a day.
Simply call 1-800-525-8085.                                                  Payment must be received within 3
                                                                             business days, or the transaction
                                                                             may be cancelled.
------------------------------------------------------------------------------------------------------------------
BY EXCHANGE                             $1,000 to open a new account; $50    See "Exchange Policy."
Between two INVESCO funds. Call         for written requests to purchase
1-800-525-8085 for prospectuses of      additional shares for an existing
other INVESCO funds. Exchanges          account. (The exchange minimum
may be made by phone or at our          is $250 for exchanges requested by
Web site at www.invesco.com. You        telephone.)
may also establish an automatic
monthly exchange service between
two INVESCO funds; call us for further
details and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Funds. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.


Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO LOGO]  YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds no longer issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.


QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.



TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.


TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or otherwise use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.


IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.


[INVESCO ICON]  HOW TO SELL SHARES

The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on the performance of any Fund, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.


If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.


If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.


Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in any Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE. Effective May 1, 1999, upon an exchange of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.



METHOD                              INVESTMENT  MINIMUM                            PLEASE  REMEMBER
---------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                        $250 (or, if less, full liquidation of        INVESCO's telephone redemption
Call us tol-free at:                the account) for a redemption                 privileges may be modified or
1-800-825-8085                      check; $1,000 for a wire to your              terminated in the future at
                                    bank of record.  The maximum                  INVESCO's discretion.
                                    amount which may be redeemed by
                                    telephone is generally $25,000.
----------------------------------------------------------------------------------------------------------------------
IN WRITING                          Any amount.  The redemption                   INVESCO no longer issues paper
Mail our request to INVESCO         request must be signed by all regis-          certificates for shares.  If the
Funds Group, Inc., P.O. Box         tered account owners.  Payment will           you are selling are represented by
173706, Denver, CO 80217-3706.      be mailed to your address as it               stock certificates, the certificates
You may also send your request      appears on INVESCO's records, or              must be sent to INVESCO before we
by overnight courier to 7800 E.     to a bank designated by you in                can process your redemption.
Union Ave., Denver, CO 80217.       writing
----------------------------------------------------------------------------------------------------------------------


BY EXCHANGE                         $1,000 to open a new account ; $50            See "Exchange Policy."
Between two INVESCO funds. Call     for written requests to purchase
1-800-525-8085 for prospectuses     additional shares for an existing
of other INVESCO funds. Exchanges   account. (The exchange minimum
may be made by phone or at our      is $250 for exchanges requested by
Web site at www.invesco.com.        telephone.)
You may also establish an automatic
monthly exchange services between
two INVESCO funds; call us for
further details and the correct
form.
-----------------------------------------------------------------------------------------------------------------------


PERIODIC WITHDRAWAL PLAN            $100 per payment on a monthly or               You may have at least $10,000 total
You may call us to request the      or quarterly basis.  The redemption            invested with the INVESCO funds
appropriate form and more inform-   check may be made payable to any               with at least $5,000 of that total
ation at 1-800-525-8085.            party you designate.                           invested in the fund from which
                                                                                   withdrawals will be made.
-----------------------------------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY              Any amount.                                    All registered account owners must
Mail your request to INVESCO                                                       sign the request, with signature
Funds Group, Inc.                                                                  guarantees from an eligible guarantor
P.O. Box 173706                                                                    financial institution, such as a
                                                                                   commercial bank or a recognized
                                                                                   national or regional securities
                                                                                   firm.
=======================================================================================================================



[GRAPH ICON]  TAXES


Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.


Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.







If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.


Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.


Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of a Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends   and  capital   gain   distributions   paid  by  each  Fund  are
automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout the Period)

The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Funds' performance.


                                                Period Ended October 31, 1998(a)
-------------------------------------------------------------------------------

EMERGING MARKETS FUND
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT  OPERATIONS
Net Investment Income                                        0.03
Net Loss on Securities (Both Realized and Unrealized)       (2.49)
-------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                            (2.46)
-------------------------------------------------------------------------------
Net Asset Value -- End of Period                          $  7.54
-------------------------------------------------------------------------------

TOTAL RETURN                                              (24.60%)(b)

RATIOS
Net Assets --  End of Period ($000 Omitted)                $ 1,178
Ratio of Expenses to Average Net Assets(c)(d)                3.04%(e)
Ratio of Net Investment Income to
  Average Net Assets(d)                                      0.91%(e)
Portfolio Turnover Rate                                        42%(b)


(a) From February 12, 1998, commencement of investment operations, to October 31, 1998.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO and IAML for the period ended October 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 15.58% (annualized) and ratio of net investment loss to average net assets would have been (11.63%) (annualized).
(e) Annualized



                                                                               Year Ended October 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
EUROPEAN FUND
PER SHARE DATA
Net Asset Value --
  Beginning of Period                                              $  17.34        $  15.85      $  14.09  $  12.95    $  12.20
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS
Net Investment Income                                                  0.04            0.07          0.05      0.23        0.16
Net Gains on Securities
  (Both Realized and  Unrealized)                                      3.58            2.63          3.00      1.12        0.75
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                       3.62            2.70          3.05      1.35        0.91
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income(a)                                                            0.06            0.07          0.08      0.21        0.16
Distributions from Capital Gains                                       3.28            1.14          1.21      0.00        0.00
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    3.34            1.21          1.29      0.21        0.16
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                   $  17.62        $  17.34      $  15.85  $  14.09    $  12.95
===============================================================================================================================

TOTAL RETURN                                                         24.92%          18.07%        23.47%    10.42%       7.43%
RATIOS
Net Assets -- End of  Period
 ($000 Omitted)                                                    $672,146        $324,819      $300,588  $224,200    $349,842
Ratio of Expenses to Average
  Net Assets                                                        1.34%(b)        1.25%(b)      1.36%(b)   1.40%(b)    1.20%
Ratio of Net Investment Income to
  Average Net Assets                                                0.24%           0.33%         0.37%      1.26%       1.28%
Portfolio Turnover Rate                                              102%             90%           91%        96%         70%


(a) Distributions in excess of net investment income for the year ended October
    31, 1998, amounted to less than $0.01 on a per share basis.
(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout the Period)




                                                Period Ended October 31, 1998(a)
-------------------------------------------------------------------------------

INTERNATIONAL BLUE CHIP FUND
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $ 10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT  OPERATIONS
Net Gain on Securities (Both Realized and Unrealized)        0.02
-------------------------------------------------------------------------------
Net Asset Value -- End of Period                          $ 10.02
-------------------------------------------------------------------------------

TOTAL RETURN                                              0.20%(b)

RATIOS
Net Assets --  End of Period ($000 Omitted)               $ 6,287
Ratio of Expenses to Average Net Assets(c)                0.90%(d)
Ratio of Net Investment Income to
  Average Net Assets                                      6.16%(d)
Portfolio Turnover Rate                                      0%(b)


(a) From October 28, 1998, commencement of investment operations, to October 31, 1998.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.
(d) Annualized

(For a Fund Share Outstanding Throughout Each Period)



                                                                               Year Ended October 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
INTERNATIONAL GROWTH FUND
PER SHARE DATA
Net Asset Value --
  Beginning of Period                                             $  16.46        $  16.91      $  15.78   $  17.29    $  15.75
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income (Loss)                                         (0.02)           0.06          0.07       0.08        0.04
Net Gains or (Losses) on  Securities
   (Both Realized and  Unrealized)                                   (0.45)           0.37          1.77      (0.61)       1.57
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (0.47)           0.43          1.84      (0.53)       1.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                                                              0.25            0.08          0.15      0.09         0.07
In Excess of Net Investment Income(c)                                 0.00            0.00          0.00      0.03         0.00
Distributions from Capital Gains                                      2.49            0.80          0.56      0.86         0.00
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   2.74            0.88          0.71      0.98         0.07
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                  $  13.25        $   16.46     $  16.91  $  15.78    $   17.29
================================================================================================================================
TOTAL RETURN                                                         (2.75%)           2.65%       12.01%    (2.84%)      10.21%
RATIOS
Net Assets -- End of  Period
 ($000 Omitted)                                                   $ 46,091        $  84,779     $ 94,586  $  75,391   $ 161,884
Ratio of Expenses to Average
  Net Assets(d)                                                       2.05%(e)         1.71%(e)     1.80%(e)   1.81%(e)    1.50%
Ratio of Net Investment Income
  (Loss) to Average Net Assets(d)                                    (0.14%)           0.26%        0.43%      0.41%       0.46%
Portfolio Turnover Rate                                                102%              57%          64%        62%         87%



(a) The per share information was computed based on average shares.
(b) The per share information was computed based on weighted average shares.
(c) Distributions in excess of net investment income for the years ended October 31, 1998, 1997 and 1996 aggregated less than $0.01 on a per share basis.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended October 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.43% and ratio of net investment loss to average net assets would have been (0.52%).
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout Each Period)



                                                                               Year Ended October 31
                                                                    -----------------------------------------------------------
                                                                     1998            1997          1996       1995        1994
PACIFIC BASIN FUND
PER SHARE DATA
Net Asset Value --
  Beginning of Period                                             $   9.74        $  14.11      $  13.83   $  17.07    $  15.11
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income (Loss)                                          0.07           (0.09)        (0.02)      0.06        0.04
Net Gains or (Losses) on  Securities
   (Both Realized and  Unrealized)                                   (2.80)          (3.45)         0.51      (1.45)       2.28
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (2.73)          (3.54)         0.49      (1.39)       2.32
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income(a)                                                           0.12            0.00          0.03       0.06        0.04
Distributions from Capital Gains                                      0.00            0.83          0.18       1.79        0.32
In Excess of Capital Gains                                            0.20            0.00          0.00       0.00        0.00
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   0.32            0.83          0.21       1.85        0.36
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                  $   6.69        $   9.74     $   14.11  $   13.83    $  17.07
================================================================================================================================

TOTAL RETURN                                                       (28.68%)        (26.65%)        3.55%     (8.31%)     15.63%
RATIOS
Net Assets -- End of  Period
 ($000 Omitted)                                                   $ 45,070        $ 63,943     $ 149,870  $ 154,374   $ 352,888
Ratio of Expenses to Average
  Net Assets(b)                                                      2.07%(c)         1.72%(c)     1.60%(c)   1.52%(c)    1.24%
Ratio of Net Investment Income
  (Loss) to Average Net Assets(b)                                    0.25%           (0.44%)       (0.04%)      0.37%     0.28%
Portfolio Turnover Rate                                               114%              86%           70%         56%       70%


(a) Distributions in excess of net investment income for the years ended October
    31, 1998, 1997 and 1996 aggregated less than $0.01 on a per share basis.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended October 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.56% and ratio of net investment loss to average net assets would have been (0.24%).
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements.



MARCH 1, 1999


INVESCO INTERNATIONAL FUNDS, INC.
EMERGING MARKETS FUND
EUROPEAN FUND
INTERNATIONAL BLUE CHIP FUND
INTERNATIONAL GROWTH FUND
PACIFIC BASIN FUND


You may obtain additional information about the Funds from several sources.

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Funds'
anticipated  investments  and  operations,  the Funds  also  prepare  annual and semiannual reports that detail the Funds' actual investments at the report date.
These reports include discussion of each Fund's recent  performance,  as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.


STATEMENT OF ADDITIONAL INFORMATION. The SAI dated March 1, 1999 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the prospectus, annual report, semiannual report and SAI of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado
80217-3706; or call 1-800-525-8085. Copies of these materials are also available
(with a copying  charge)  from the SEC's Public  Reference  Section at 450 Fifth
Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-7758 and 033-63498.

To  reach   PAL(R), your 24-hour Personal Account Line, call: 1-800-424-8085.

If you're in Denver, please visit one of our convenient Investor Centers:

Cherry Creek
155-B Fillmore Street

Denver Tech Center
7800 East Union Avenue





811-7758






                      STATEMENT OF ADDITIONAL INFORMATION


                       INVESCO INTERNATIONAL FUNDS, INC.

                         INVESCO Emerging Markets Fund
                             INVESCO European Fund
                      INVESCO International Blue Chip Fund
                       INVESCO International Growth Fund
                           INVESCO Pacific Basin Fund




Address:                                 Mailing Address:


7800 E. Union Ave., Denver, CO 80237     P.O. Box 173706, Denver, CO 80217-3706


                                   Telephone:


                      In continental U.S., 1-800-525-8085





                                March 1, 1999

------------------------------------------------------------------------------

A  Prospectus  for Emerging  Markets,  European,  International  Blue Chip,
International Growth and Pacific Basin Funds dated March 1, 1999 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds'
Prospectus;  in other words, this SAI is legally part of the Funds'  Prospectus.
Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.


You may obtain,  without charge,  copies of the current Prospectus of the Funds,
SAI  and  current  annual  and   semi-annual   reports  by  writing  to  INVESCO
Distributors,  Inc.,  P.O.  BOX 173706,  DENVER,  CO  80217-3706,  or by calling
1-800-525-8085.  Copies of the current Prospectus also are available through the
INVESCO web site at http://www.invesco.com.








TABLE OF CONTENTS

The Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .34

Investments, Policies and Risks  . . . . . . . . . . . . . . . . . . . . . . 34

Management of the Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . 60

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . .  82

Brokerage Allocation and Other Practices . . . . . . . . . . . . . . . . . . 82

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .85

Tax Consequences of Owning Shares of the Fund . . . . . . . . . . . . . . . .86

Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 88

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 90

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO International
Funds, Inc. on April 2, 1993. On July 1, 1993, the Company, through the European and Pacific Basin Fund,  assumed all of the assets and  liabilities of Strategic
Financial  Portfolios,  Inc.,  which was  incorporated in Maryland on August 10,
1993.  In  addition,  on July 1, 1993,  the Company,  through the  International
Growth  Fund,   assumed  all  of  the  assets  and   liabilities   of  Financial
International  Growth Fund,  which was incorporated in Massachusetts on July 15,
1987.  All financial and other  information  about the Company and the Funds for periods prior to July 1, 1993 relates to INVESCO International Funds, Inc.

The Company is an open-end,  diversified,  no-load management investment company
currently  consisting of five  portfolios of investments:   INVESCO  Emerging
Markets Fund,  INVESCO  European  Fund,  INVESCO  International  Blue Chip Fund,
INVESCO International Growth Fund and INVESCO Pacific Basin Fund (the "Funds").

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Funds do pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of each Fund's average net assets.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An
ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S.
market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.



Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of
The McGraw-Hill  Companies,  Inc.  ("S&P") ratings provide a useful guide to the credit risk of many debt  securities.  The lower the rating of a debt  security, the greater  the credit  risk the rating  service  assigns to the  security.  To
compensate   investors  for  accepting  that  greater  risk,   lower-rated  debt
securities tend to offer higher interest rates.  Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower  grade  straight  debt  securities  may  increase  the yield produced by a Fund's debt  securities  but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's, BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. The Funds' investment adviser will limit Fund investments to debt securities which the adviser believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, a Fund's investment adviser attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower rated securities by S&P (categories
BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Funds expect that most emerging country debt securities in which they invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch
(usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's
"acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead,  the Funds seek to invest in stocks that will  increase in market value and may be sold for more  than a Fund paid to buy  them.  Market  value is based upon  constantly  changing  investor  perceptions  of what the  company is worth compared to other  companies.  Although  dividends  are a factor in the changing
market  value  of  stocks,   many  companies  do  not  pay  dividends,   or  pay
comparatively  small  dividends.  The  principal  risk of  investing  in  equity securities  is that  their  market  value  fluctuates  constantly,  often due to factors  entirely  outside the  control of the Funds or the company  issuing the stock.  At any  given  time,  the  market  value of an  equity  security  may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners  of  preferred  stocks  are  entitled  to  dividends   payable  from  the
corporation's  earnings,  which  in some  cases  may be  "cumulative"  if  prior dividends  on the  preferred  stock  have not been  paid.  Dividends  payable on preferred stock have priority over distributions to holders of common stock, and preferred  stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating,"
which  means  that they may be  entitled  to  dividends  in excess of the stated
dividend in certain cases. The holders of a company's debt securities  generally are  entitled  to be  paid  by  the  company  before  it  pays  anything  to its stockholders.





Rights and  warrants  are  securities  which  entitle the holder to purchase the securities of a company (usually,  its common stock) at a specified price during a specified time period.  The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants
may  be  purchased   directly  or  acquired  in  connection   with  a  corporate
reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock
(or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest
(or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS  -- The Funds may invest in bonds  issued by foreign  branches of U.S.
banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S.
dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United
States,  involve certain risks not associated with investment in U.S. companies.
Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies.
Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although  the  volume of  trading in  foreign  securities  markets  is  growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S.  companies.  The costs of buying and selling  securities on foreign securities  exchanges is generally  significantly higher  than  similar  costs  in the  United  States.  There is  generally  less government  supervision  and  regulation  of  exchanges,  brokers and issuers in foreign  countries  than there is in the United  States.  Investment in non-U.S.
securities  may also be subject to other risks  different  from those  affecting
U.S.   investments,   including  local   political  or  economic   developments,
expropriation  or  nationalization  of  assets,   confiscatory   taxation,   and
imposition of withholding taxes on dividends or interest payments. If it becomes necessary,  it may be  more  difficult  for a Fund to  obtain  or to  enforce  a judgment against a foreign issuer than against a domestic issuer.


Securities  traded on foreign  markets are usually bought and sold in local currencies,  not in  U.S.  dollars.  Therefore,  the  market  value  of  foreign securities  acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control  regulations.  Costs are incurred in  converting  money from one currency to another.  Foreign  currency  exchange rates are  determined  by supply and  demand on the  foreign  exchange  markets.
Foreign exchange markets are affected by the  international  balance of payments
and  other   economic  and  financial   conditions,   government   intervention,
speculation  and other  factors,  all of which are  outside  the control of each
Fund.  Generally,  the Funds' foreign  currency  exchange  transactions  will be conducted on a cash or "spot" basis at the spot rate for  purchasing  or selling currency in the foreign currency exchange markets.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into contracts to purchase or sell foreign currencies in the future -- for example, as a hedge against possible changes in foreign exchange rates before settlement of a pending trade. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the cash or "spot" rate between the currencies that are the subject of the contract.


A forward contract generally has no deposit  requirement,  and such transactions do not involve commissions.  A Fund can hedge against possible variations in the value of the dollar versus another  currency by entering into a forward contract for the  purchase  or sale of all or part  of the  amount  of  foreign  currency invested in a foreign security. A hedge can be used between the date the foreign security  transaction  is  executed  and the  date on which  payment  is made or received,  or a hedge  may be used  during  the time a Fund  holds  the  foreign security. Hedging against a change in the value of a currency does not eliminate fluctuations  in the prices of securities or prevent losses if the prices of the
securities  decline.   Furthermore,   such  hedging  transactions  preclude  the
opportunity for gain if the value of the hedged currency should rise.  There can be no assurance  that a Fund will be in a better or a worse  position than if it had not entered  into any forward  contracts.  In  addition,  a Fund may find it impossible at times to hedge certain currencies.

The  Funds  will  not  speculate  in  forward  foreign  currency   exchange
contracts.  Although  the Funds have no limit on their  ability  to use  forward foreign currency exchange  contracts as a hedge against  fluctuations in foreign exchange  rates,  the  Funds  do not  attempt  to hedge  all of  their  non-U.S.
portfolio positions. The Funds will enter into forward foreign currency exchange contracts  only to the extent,  if any,  deemed  appropriate  by the adviser and sub-adviser.  Forward contracts may, from time to time, be considered  illiquid, in which case they would be subject to the Funds'  limitations  on  investing in illiquid securities.  The Funds will not enter into forward contracts for a term of more than one year.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its TOTAL assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.




The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid.
Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given
Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers, that are creditworthy under standards established by the Company's board of directors.
The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 20% of the Fund's assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


SECURITIES  LENDING -- Although they do not do so at this time, and have no present intention of doing so, the Funds may lend their portfolio  securities to
qualified  brokers,  dealers,  banks,  or  other  financial  institutions.   The
advantage of lending  portfolio  securities is that a Fund continues to have the benefits  (and risks) of ownership of the loaned  securities,  while at the same time receiving interest from the borrower of the securities. The primary risk in lending  portfolio  securities is that a borrower may fail to return a portfolio security.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others.
Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchange on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments.
Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include treasury bills, treasury notes, and treasury bonds. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years.




U.S.   government  debt  securities  also  include   securities  issued  or
guaranteed  by  agencies  or  instrumentalities  of the  U.S.  government.  Some obligations of United States  government  agencies,  which are established under the  authority  of an act of  Congress,  such as  Government  National  Mortgage
Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury.  GNMA Certificates are mortgage-backed securities  representing part ownership of a pool of mortgage loans. These loans
-- issued by lenders such as mortgage bankers,  commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans  Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors  through securities  dealers.  Once approved by GNMA,  the timely payment of interest and principal on each  mortgage is  guaranteed  by GNMA and backed by the full faith and credit of the U.S. government.  The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity,  as is the case with a bond. GNMA  Certificates are called
"pass-through"   securities   because  both  interest  and  principal   payments
(including   prepayments)   are  passed  through  to  the  holder  of  the  GNMA
Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.


INVESCO EMERGING MARKETS FUND

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

This Fund may enter into futures contracts, and sell ("write") and purchase options to buy or sell futures contracts.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a Commodity Futures
Trading Commission (the "CFTC") -regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Unlike when the Emerging Markets Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in a segregated asset account with the broker an amount of cash or qualifying securities (currently
U.S. Treasury bills),  currently in a minimum amount of $15,000.  This is called
"initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of the contracts to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's portfolio securities less valuable. In all instances involving the purchase of financial futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able in an orderly fashion to invest in the security, it is possible that the market may decline instead. If the Fund, as a result, concluded not to make the planned investment at that time because of concern as to possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the futures contract and the portion of the portfolio being hedged, the price of futures may not correlate perfectly with movements in the portfolio prices due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities and the value of the futures contract. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions.
Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the value of the underlying securities and movements in the prices of futures contracts, the value of futures contracts as a hedging device may be reduced.

In addition, if the Emerging Markets Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements.
Such sales may have to be effected at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS. The Emerging Markets Fund may buy and write options on futures contracts for hedging purposes. Options on futures contracts are included among the types of instruments sometimes known as derivatives. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures  contract  constitutes a partial hedge
against   declining  prices  of  the  security  or  foreign  currency  which  is deliverable  under, or of the index  comprising,  the futures  contract.  If the futures price at the expiration of the option is below the exercise  price,  the
Emerging  Markets Fund will retain the full amount of the option  premium  which provides a partial  hedge  against  any  decline  that may have  occurred in the
Fund's  portfolio  holdings.  The writing of a put option on a futures  contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable  under,  or of the index  comprising,  the futures contract.  If the futures  price at  expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge  against any increase in the price of securities  which the Fund is considering  buying. If a call or put option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Emerging Markets Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk the Emerging Markets Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

For a more complete discussion of the risks involved in futures and options on futures and other securities, refer to Appendix B ("Description of Futures, Options and Forward Contracts").

SWAPS AND SWAP-RELATED  PRODUCTS.  Interest rate swaps involve the exchange by the Emerging Markets Fund with another party of their respective  commitments to pay or receive  interest,  e.g.,  an exchange of floating  rate  payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different  currencies.  The purchase of an interest rate cap  entitles  the  purchaser,  to the extent that a specified  index  exceeds a
predetermined   interest   rate,   to  receive   payments   of   interest  on  a
contractually-based  principal  amount from the party  selling the interest rate cap.  The purchase of an interest  rate floor  entitles  the  purchaser,  to the extent that a specified  index falls below a  predetermined  interest  rate,  to receive payments of interest on a contractually  based principal amount from the party selling the interest rate floor.

The Emerging Markets Fund may enter into interest rate swaps, caps and floors, which are included among the types of instruments sometimes known as derivatives, on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and usually will enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Fund
Management will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund would have contractual remedies pursuant to the agreements related to the transaction.




The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Emerging Markets
Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. The documentation currently used in those markets attempts to limit the risk of loss with respect to interest rate swaps to the net amount of the payments that a party is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would anticipate losing the net amount of the payments that the Fund contractually is entitled to receive over the payments that the Fund is contractually obligated to make. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above as well as the Fund's other investment restrictions set forth below.

INVESCO INTERNATIONAL BLUE CHIP FUND

GENERAL.  As discussed in the Prospectus,  INVESCO may use various types of financial instruments,  some of which are derivatives,  to attempt to manage the risk of the Fund's  investments  or, in certain  circumstances,  for  investment
(e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward
contracts,   swaps,   caps,   floors  and  collars   (collectively,   "Financial
Instruments").  The  policies  in this  section  do not apply to other  types of instruments  sometimes referred to as derivatives,  such as indexed  securities, mortgage-backed  and other  asset-backed  securities,  and stripped interest and principal of debt.

Generally,  the Fund is authorized to use any type of Financial Instrument.
However,  as a  non-fundamental  policy,  the Fund  will  only use a  particular
Financial Instrument (other than those related to foreign currency) if the Fund is authorized to take a position in the type of asset to which the return on, or value of, the Financial Instrument is primarily related. Therefore, for example, if the Fund is authorized to invest in a particular type of security (such as an equity security), it could take a position in an option on an index relating to equity securities. As a non-fundamental policy the Fund may use foreign currency
Financial Instruments. In addition, the Fund presently has a non-fundamental policy to utilize only exchange-traded Financial Instruments, other than forward currency contracts. This policy would not, however, prevent the Fund from investing in a security, such as an indexed security, with an imbedded component, such as a cap or a floor.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial
Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).



Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Funds"

In addition to the instruments and strategies described below, INVESCO may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectus.

SPECIAL  RISKS.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

     (1) If INVESCO employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. Financial Instruments may increase the volatility of the Fund. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

     (2) There might be imperfect correlation between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using
Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund presently has a non-fundamental  policy to utilize only exchange-traded
Financial Instruments, other than forward currency contracts. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

     (3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Fund
Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

     (4) The  Fund's  ability  to close  out a  position  in an  exchange-traded
Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market.

     (5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial
Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.



Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple
("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.




The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.
When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time it learns that it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.


In addition, futures strategies can be used to manage the "duration" ( a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If INVESCO wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If INVESCO wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.




At the  inception  of a futures  contract,  the Fund is required to deposit
"initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent
"variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin payments. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures used by the Fund may be closed only on an exchange or board of trade that provides a market. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures  contract or an option on a futures  contract can vary from the previous day's settlement  price;  once that limit is reached, no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses because prices could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful.
Additionally, INVESCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.



INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities.
However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.


Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL  CONSIDERATIONS.  The Fund may
use  options  and  futures  contracts  on  foreign   currencies,   as  mentioned
previously,  and forward currency  contracts,  as described below, to attempt to hedge  against  movements in the values of the foreign  currencies  in which the
Fund's securities are denominated or, in certain  circumstances,  for investment
(e.g.,  as a substitute  for  investing  in  securities  denominated  in foreign currency).  Currency  hedges can protect  against price  movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge  against  changes in the value of a particular currency  when no Financial  Instruments  on that currency are available or such
Financial   Instruments   are  more  expensive  than  certain  other   Financial
Instruments.  In such cases,  the Fund may seek to hedge against price movements in that currency by entering into  transactions  using Financial  Instruments on another  currency or a basket of currencies,  the value of which Fund Management believes  will have a high  degree of positive  correlation  to the value of the currency  being  hedged.  The risk that  movements in the price of the Financial
Instrument  will not  correlate  perfectly  with  movements  in the price of the currency subject to the hedging  transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market  sources  be firm or  revised on a timely  basis.  Quotation  information generally is representative  of very large  transactions in the interbank market and thus  might not  reflect  odd-lot  transactions  where  rates  might be less
favorable.   The   interbank   market  in  foreign   currencies   is  a  global,
round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the Financial Instruments until they reopen.




Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if INVESCO anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.
When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case  with  futures  contracts,  purchasers  and  sellers  of  forward currency  contracts can enter into offsetting closing  transactions,  similar to
closing   transactions   on  futures   contracts,   by  selling  or  purchasing,
respectively,  an  instrument  identical  to the  instrument  purchased or sold.
Secondary  markets generally do not exist for forward currency  contracts,  with the result that closing transactions  generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward  currency contract at a favorable  price prior to maturity.  In addition,  in the event of insolvency of the counterparty,  the Fund might be unable to close out a forward currency  contract.  In either event,  the Fund would  continue to be subject to market risk with respect to the position,  and would  continue to be required to maintain a position in  securities  denominated  in the  foreign  currency or to maintain cash or liquid assets in a segregated account.



The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as INVESCO anticipates. There is no assurance that Fund Management's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS,  CAPS,  FLOORS AND  COLLARS.  The Fund is  authorized  to enter into
swaps,   caps,   floors  and  collars.   However,   these  instruments  are  not
exchange-traded  and the Fund presently has a non-fundamental  policy to utilize only exchange-traded Financial Instruments.

Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments.




The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID  INVESTMENTS.  Illiquid investments are investments that cannot be sold or disposed of in the  ordinary  course of  business  within  seven days at approximately  the  prices at which  they are  valued  by the Fund.  Investments currently  considered to be illiquid  include:  (1)  repurchase  agreements  not terminable within seven days; (2) securities for which market quotations are not readily  available  or such prices are not  available to the Fund due to trading restrictions such as restrictions on repatriation of assets;  (3) bank deposits, unless  they are  payable  on demand or within  seven  days  after  demand;  (4)
non-government stripped fixed-rate  mortgage-backed  securities; (5) direct debt instruments;  and (6) restricted securities not determined to be liquid pursuant to  guidelines  established  by the Company's  board of directors.  If through a change  in  values,  net  assets,  or other  circumstances,  the Fund  were in a position  where  more  than 15% of its net  assets  were  invested  in  illiquid securities, it would seek to take appropriate steps to protect liquidity.

INVESTMENT RESTRICTIONS. As described in the Funds' Prospectus, each Fund operates under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from the Fund.


INVESTMENT RESTRICTIONS AND STRATEGIES (EMERGING MARKETS FUND)


The Fund operates under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from the Fund.

The following restrictions are fundamental and may not be changed with respect to the Fund without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The aforementioned Fund, unless otherwise indicated, may not:

     (1) with respect to seventy-five percent (75%) of the Fund's total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the 1940 Act), if the purchase would cause the Fund to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer;

     (2) borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets
(including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. This restriction shall not prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts;

     (3) invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses;




     (4) purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities;

     (5) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements.);

     (6) act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (7) invest more than 25% of the value of its total assets in any particular industry (other than government securities).

     As a fundamental policy in addition to the above, the Emerging Markets Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

     Furthermore, the Company's board of directors has adopted additional investment restrictions for the Emerging Markets Fund. These restrictions are operating policies of the Fund and may be changed by the board of directors without shareholder approval. The additional investment restrictions adopted by the board of directors to date with respect to the Emerging Markets Fund including the following:

     (a) The Fund will not (i) enter into any futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts posi tions held by the Fund and premiums paid on outstanding options on futures contracts, after taking into account unrealized profits and losses, would exceed 5% of the market value of the total assets of the Fund, or (ii) enter into any futures contract if the aggregate net amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund.

     (b) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         (c) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         (d) The Fund does not currently intend to (i) purchase securities of closed-end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies other than money market funds or funds that offer the only practical means, or one of the few practical means, of investing in a particular emerging country. Limitations (i) and (ii) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.



     (e) The Fund may not mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 10% of the Fund's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     (f) The Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The board of directors, or the Fund's investment adviser acting pursuant to authority delegated by the board of directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation.


INVESTMENT RESTRICTIONS AND STRATEGIES (EUROPEAN AND PACIFIC BASIN FUNDS)


The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed with respect to the Funds without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. The aforementioned Funds, unless otherwise indicated, may not:

     (1) issue senior securities as defined in the 1940 Act (except insofar as the Company may be deemed to have issued a senior security by reason of entering into a repurchase agreement, or borrowing money, in accordance with the restrictions described below, and in accordance with the position of the staff of the Securities and Exchange Commission set forth in Investment Company Act
Release No. 10666);

     (2) mortgage, pledge or hypothecate portfolio securities or borrow money, except borrowings from banks for temporary or emergency purposes (but not for investment) are permitted in an amount not exceeding 10% of total net assets. A
Fund will not purchase additional securities while any borrowings on behalf of that Fund exist;

     (3) buy or sell commodities or commodity contracts, oil, gas or other mineral interests, or exploration programs (however, each Fund may purchase securities of companies which invest in the foregoing and may enter into forward contracts for the purchase or sale of foreign currencies).

     (4) purchase the securities of any company if as a result of such purchase more than 10% of total assets would be invested in securities which are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into a repurchase agreement maturing in more than seven days, if as a result, such repurchase agreements, together with restricted securities and securities for which there are no readily available market quotations, would constitute more than 10% of total assets;

     (5) sell short or buy on margin;

     (6) buy or sell real estate or interests therein (however, securities issued by companies which invest in real estate or interests therein may be purchased and sold);




     (7) invest in the securities of any other investment company except for a purchase or acquisition in accordance with a plan of reorganization, merger or consolidation, and except that not more than 10% of the European Fund's and the Pacific Basin Fund's total assets may be invested in shares of closed-end investment companies within the limits of Section 12(d)(1) of the 1940 Act;

     (8) invest in any company for the purpose of exercising control or management;

     (9) engage in the underwriting of any securities, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security;

     (10) make loans to any person, except through the purchase of debt securities in accordance with the investment policies of the Funds, or the lending of portfolio securities to broker-dealers or other institutional investors, or the entering into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers and registered government securities dealers. The aggregate value of all portfolio securities loaned may not exceed 33-1/3% of a Fund's total net assets (taken at current value). No more than 10% of a Fund's total assets may be invested in repurchase agreements maturing in more than seven days;

     (11) purchase securities of any company in which any officer or director of the Company or its investment adviser owns more than 1/2 of 1% of the outstanding securities of such company and in which the officers and directors of the Company and its investment adviser, as a group, own more than 5% of such securities;

     (12) purchase securities (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if the purchase would cause a Fund at the time to have more than 5% of the value of its total assets invested in the securities of any one issuer or to own more than 10% of the outstanding voting securities of any one issuer;

     (13) invest more than 5% of its total assets in an issuer having a record, together with predecessors, of less than three years' continuous operation.

     In addition to the above restrictions, a fundamental policy of the European
Fund and the Pacific Basin Fund is not to invest more than 25% of their respective total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry.

     In applying restriction (1) above, the European and Pacific Basin Funds will enter into repurchase agreements only if such agreements are in accordance with all applicable positions of the staff of the Securities and Exchange
Commission, including Investment Company Act Release No. 10666.


INVESTMENT RESTRICTIONS AND STRATEGIES (INTERNATIONAL BLUE CHIP FUND)


The following restrictions are fundamental and may not be changed with respect to the INVESCO International Blue Chip Fund without the prior approval of the holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. The International Blue Chip Fund, and the Company on behalf of such Fund, unless otherwise indicated, may not:

     (1) purchase the securities of any one issuer (other than securites issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or municipal securities), if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;



     (2) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or municipal securities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
(ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (3) underwrite securities of other issuers, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (4)  borrow  money  in an  amount  exceeding  331/3%  of its  total  assets
(including the amount borrowed) less liabilities (other than borrowings);

     (5) issue senior securities, except as permitted under the 1940 Act;

     (6) lend any security or make any other loan if, as a result, more than 331/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements);

     (7) purchase or sell physical  commodities;  however, this policy shall not
prevent  the  Fund  from  purchasing  and  selling  foreign  currency,   futures
contracts,  options,  swaps, forward contracts,  caps, floors, collars and other financial instruments;

     (8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (9) the Fund may,  notwithstanding any other fundamental  investment policy or limitation,  invest all of its assets in the securities of a single, open-end management  investment  company  managed  by INVESCO  Funds  Group,  Inc.  or an
affiliate  or  successor   thereof  with   substantially  the  same  fundamental
investment objective, policies and limitations as the Fund.

The Fund may,  notwithstanding  any other  investment  policy or limitation
(whether or not fundamental), invest all of its assets in the securities of a single, open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

In  addition,   INVESCO   International   Blue  Chip  Fund  has  the   following
non-fundamental policies, which may be changed without shareholder approval:

     (a) the Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short)
or purchase  securities on margin,  except that (a) this policy does not prevent the Fund from  entering  into  short  positions  in  foreign  currency,  futures contracts,  options,  swaps, forward contracts,  caps, floors, collars and other financial  instruments,  (b) the Fund may obtain such short-term  credits as are necessary  for the clearance of  transactions,  and (c) the Fund may make margin
payments  in  connection  with  futures  contracts,   options,   swaps,  forward
contracts, caps, floors, collars and other financial instruments;

     (b) the Fund may borrow money only from a bank or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)); the Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding;


     (c) the Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid becasuse they are subject to legal or contractual restrictions on resale or because thay cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


INVESTMENT RESTRICTIONS AND STRATEGIES (INTERNATIONAL GROWTH FUND)

The Fund operates under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from the Fund.


The following restrictions are fundamental and may not be changed with respect to the Fund without prior approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. The aforementioned Fund, unless otherwise indicated, may not:

     (1) other than investments by the Fund in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, invest in the securities of issuers conducting their principal business activities in the same industry (investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a single industry), if immediately after such investment the value of the Fund's investments in such industry would exceed 25% of the value of the Fund's total assets;

     (2)  invest  in the  securities  of any one  issuer,  other  than  the U.S.
government, if immediately after such investment more than 5% of the value of the Fund's total assets, taken at market value, would be invested in such issuer or more than 10% of such issuer's outstanding voting securities would be owned by the Fund;

     (3) underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the 1933 Act, as amended, in connection with the disposition of the Fund's portfolio securities;

     (4)  invest  in  companies  for  the  purpose  of  exercising   control  or
management;

     (5) issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes not in excess of 5% of the value of the Fund's total assets at the time the borrowing is made;

     (6) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to an extent not greater than 5% of the value of the Fund's total assets;

     (7) sell short or buy on margin, except for the Fund's purchase or sale of options or futures, or writing, purchasing or selling put or call options;

     (8) purchase or sell real estate or interests in real estate. The Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

     (9) purchase or sell commodities or commodity contracts. This restriction shall not prevent the Fund from purchasing or selling options on individual securities, security indexes and currencies or financial futures or options on financial futures, or undertaking forward foreign currency contracts;




     (10) make loans to other persons, provided that the Fund may purchase debt obligations consistent with its investment objectives and policies and may lend limited amounts (not to exceed 10% of its total assets) of its portfolio securities to broker-dealers or other institutional investors;

     (11) purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or reorganization, or (ii) by purchase in the open market of securities of other investment companies involving only customary brokers' commissions and only if immediately thereafter
(i) no more than 3% of the voting securities of any one investment company are owned by the Fund, (ii) no more than 5% of the value of the total assets of the Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of the Fund would be invested in the securities of such investment companies. The Company may invest from time to time a portion of the Fund's cash in investment companies to which the Adviser serves as investment adviser; provided that no management or distribution fee will be charged by the Adviser with respect to any such assets so invested and provided further that at no time will more than 3% of the Fund's assets be so invested.
Should the Fund purchase securities of other investment companies, shareholders may incur additional management and distribution fees;

     (12) invest in securities for which there are legal or contractual restrictions on resale, except that the Fund may invest no more than 2% of the value of the Fund's total assets in such securities, or invest in securities for which there is no readily available market, except that the Fund may invest no more than 5% of the value of the Fund's total assets in such securities.

     In applying restriction (12) above, the INVESCO International Growth Fund also includes illiquid securities (those which cannot be sold in the ordinary course of business within seven days at approximately the valuation given to them by the Fund) among the securities subject to the 5% of total assets limit.


     With respect to investment restriction (4) applicable to the Pacific Basin and European Funds, restriction (12) applicable to the International Growth
Fund,  restriction  (f) applicable to the Emerging  Markets Fund and restriction
(c) applicable to the INVESCO International Blue Chip Fund, the board of directors has delegated to INVESCO the authority to determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and that such securities are not subject to the Funds' limitations on investing in illiquid securities, securities that are not readily marketable or securities which do not have readily available market quotations. Under guidelines established by the board of directors, INVESCO will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security;
and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). However, illiquid Rule 144A Securities are still subject to the Funds' respective limitations on investments in restricted securities (securities for which there are legal or contractual restrictions on resale).




     In applying the industry concentration  investment  restrictions applicable
to  the  Funds,  the  Company  uses  an  industry   classification   system  for
international  securities  based on information  obtained from  Bloomberg  L.P.,
Moody's  International  and a modified S&P industry code  classification  schema which uses various sources to classify securities.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

     INVESCO  Funds Group,  Inc.,  a Delaware  corporation  ("INVESCO"),  is the
Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc.(formerly, INVESCO Flexible
        Funds, Inc.)
     INVESCO Diversified Funds, Inc.
     INVESCO Emerging Opportunity Funds, Inc.
     INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
     INVESCO Industrial Income Fund, Inc.
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.)
     INVESCO Specialty Funds, Inc.
     INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Tax-Free Income Funds, Inc.
     INVESCO Value Trust
     INVESCO Variable Investment Funds, Inc.

As of October 31, 1998, INVESCO managed mutual funds having combined assets of $18.9 billion, consisting of 14 separate portfolios, on behalf of more than 904,000 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $275 billion in assets under management on December 31, 1998.

AMVESCAP PLC's North American subsidiaries include:

          INVESCO  Retirement  and Benefit  Services,  Inc.  ("IRBS"),  Atlanta,
     Georgia,   develops  and  provides  domestic  and   international   defined
     contribution  retirement  plan  services  to plan  sponsors,  institutional
     retirement  plan  sponsors,   institutional   plan  providers  and  foreign
     governments.

          INVESCO  Retirement  Plan  Services  ("IRPS"),   Atlanta,  Georgia,  a
     division of IRBS, provides  recordkeeping and investment selection services to defined  contribution plan sponsors of plans with between $2 million and
     $200 million in assets.  Additionally,  IRPS provides investment consulting services to  institutions  seeking to provide  retirement plan products and services.

          Institutional  Trust Company,  doing business as INVESCO Trust Company
     ("ITC"),  Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs")
     and  other  retirement  plan  accounts.  This  includes  services  such  as recordkeeping,  tax  reporting  and  compliance.  ITC  acts as  trustee  or custodian to these plans. ITC accepts  contributions and provides,  through
     INVESCO,    complete    transfer    agency    functions:    correspondence,
     sub-accounting, telephone communications and processing of distributions.




          INVESCO  Capital   Management,   Inc.,   Atlanta,   Georgia,   manages
     institutional investment portfolios,  consisting primarily of discretionary employee benefit plans for  corporations  and state and local  governments,
     and  endowment  funds.  INVESCO  Capital  Management,   Inc.  is  the  sole
     shareholder of INVESCO  Services,  Inc., a registered  broker-dealer  whose primary business is the distribution of shares of one registered investment company.

          INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

          PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

          INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP
     PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY), Inc., New York, is an investment  adviser for separately
     managed   accounts,   such  as  corporate  and  municipal   pension  plans,
     Taft-Hartley  Plans,  insurance  companies,   charitable  institutions  and
     private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly  through  partnerships  in primarily private  investments  or  privately  negotiated  transactions.  INVESCO  NY further  serves as  investment  adviser  to several  closed-end  investment companies,  and as sub-adviser with respect to certain commingled  employee
     benefit  trusts.   INVESCO  NY  specializes  in  the  fundamental  research
     investment approach, with the help of quantitative tools.

          A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

          A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

          A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT


INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company which was last approved by the board of directors for a term expiring May 15, 1999. The board vote was cast in person, at a meeting called for this purpose, by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company or INVESCO ("Independent
Directors").  Shareholders  of each Fund  approved the  Agreement on January 31,
1997.




After that date, the Agreement may be continued from year to year if each such continuance is specifically approved at least annually by the board of directors of the Company, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. Any continuance also must be approved by a majority of the Company's Independent Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.


The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:


     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;


     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's , Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;


     o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the Adviser or any Sub-Adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o administrative

     o internal accounting (including computation of net asset value)

     o clerical and statistical

     o secretarial


     o all other services necessary or incidental to the administration of the affairs of the Funds

     o supplying the Company with officers, clerical staff and other employees

     o furnishing  office  space,   facilities,   equipment,  and  supplies;
       providing personnel and facilities required to respond to inquiries related to shareholder accounts

     o conducting  periodic  compliance  reviews of the Funds'  operations;
       preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

     o supplying basic telephone service and other utilities

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

EMERGING MARKETS FUND

     o 1.00% on the first $500 million of the Fund's average net assets;

     o 0.85% on the next $500 million of the Fund's average net assets; and

     o 0.75% on the Fund's average net assets in excess of $1 billion.

EUROPEAN AND PACIFIC BASIN FUNDS

     o 0.75% on the first $350 million of each Fund's average net assets;

     o 0.65% on the next $350 million of each Fund's average net assets; and

     o 0.55% on each Fund's average net assets in excess of $700 million.

INTERNATIONAL BLUE CHIP FUND

     o 0.75% on the Fund's average net assets;

INTERNATIONAL GROWTH FUND

     o 1.00% on the first $500 million of the Fund's average net assets;

     o 0.75% on the next $500 million of the Fund's average net assets; and

     o 0.65% on the Fund's average net assets in excess of $1 billion.

During the fiscal years ended  October 31, 1998,  1997 and 1996,  the Funds paid
INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees are not in excess of the expense limitations shown below, which have been agreed to by the Company and INVESCO.

                    Advisory             Total Expense           Total Expense
                    Fee Dollars               Reimbursements       Limitations

Emerging Markets


1998                $6,025               $75,968                    2.00%
1997                N/A                  N/A                        N/A
1996                N/A                  N/A                        N/A




European
1998                $3,802,357           $0                         2.00%
1997                $2,679,462           $0                         2.00%
1996                $1,793,380           $0                         N/A

International Blue Chip
1998                $176                 $0                         2.00%
1997                N/A                  N/A                        N/A
1996                N/A                  N/A                        N/A

International Growth


1998                $512,097             $192,883                   2.00%
1997                $987,897             $0                         2.00%
1996                $893,966             $0                         N/A


Pacific Basin


1998                $368,580             $236,517                   2.00%
1997                $939,420             $0                         2.00%
1996                $1,396,490           $0                         N/A


THE SUB-ADVISORY AGREEMENT

With respect to the  European,  Pacific  Basin and  International  Growth Funds,
INVESCO Asset  Management  Limited  ("IAML")  serves as sub-adviser to the Funds
pursuant   to  a   sub-advisory   agreement   dated   February   28,  1997  (the
"Sub-Agreement")  with INVESCO which was approved on November 6, 1996, by a vote cast in person by a  majority  of the  directors  of the  Company,  including  a majority of the  directors  who are not  "interested  persons"  of the  Company,
INVESCO or IAML, at a meeting  called for such purpose.  The  Sub-Agreement  was approved on January 31, 1997,  by the  shareholders  of each of the Funds for an initial  term  expiring  February 28,  1999.  On May 13,  1998,  this period was extended by the Company's board of directors through May 15, 1999.

With respect to the Emerging Markets Fund, IAML serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated January 30, 1998 (the "Emerging
Markets Sub-Agreement") with INVESCO that was approved on May 13, 1998 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or IAML, at a meeting called for such purpose. The Emerging Markets
Sub-Agreement was approved on January 30, 1998 by INVESCO as sole shareholder of the Fund for an initial term expiring on January 30, 2000.

With  respect  to  the  International  Blue  Chip  Fund,  INVESCO  Global  Asset
Management (N.A.)("IGAM") serves as the sub-adviser to the Fund pursuant to a sub-advisory agreement dated September 23, 1998 (the "International Blue Chip
Sub-Agreement") with INVESCO which was approved on May 12, 1998 by a vote cast in person by a majority of the directors of the Company, including a majority of the directors who are not "interested persons" of the Company, INVESCO or IGAM, at a meeting called for such purpose. The International Blue Chip Sub-Agreement was approved by INVESCO as sole shareholder of the Fund on September 28, 1998, for an initial term expiring on September 28, 2000.

Thereafter,   the   Sub-Agreement,   Emerging  Markets   Sub-Agreement  and
International Blue Chip Sub-Agreement  (the  "Sub-Agreements")  may be continued
from  year  to  year as to each  Fund  as  long  as  each  such  continuance  is specifically  approved by the board of directors of the Company, or by a vote of the holders of a majority of the  outstanding  shares of the Fund, as defined in the 1940 Act. Each such continuance also must be approved by a majority of the directors who are not parties to the Sub-Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Sub-- Agreements may be terminated at any time without penalty by either party or the Company upon sixty (60) days' written notice. Each terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

The Sub-Agreements provide that IGAM and IAML, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the respective
Funds in conformity with each such Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of IGAM or IAML; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, IGAM and IAML shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. With respect to the European and Pacific Basin Funds, the fee is calculated at the following annual rates: prior to January 1, 1998, 0.45% on the first $350 million of each Fund's average net assets; 0.40% on the next $350 million of each Fund's average net assets; and 0.35% on each Fund's average net assets in excess of $700 million and effective January 1, 1998, 0.30% on the first $350 million; 0.26% on the next $350 million and 0.22% on each Fund's net assets in excess of $700 million.
With respect to the International Growth Fund, the fee is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets; 0.1875% on the next $500 million of the Fund's average net assets; and 0.1625% on the Fund's average net assets in excess of $1 billion and effective January 1, 1998, 0.40% on the first $500 million; 0.30% on the next $500 million and 0.26% on the Fund's average net assets in excess of $1 billion. With respect to the Emerging Markets Fund, the fee is computed at the annual rate of 0.40% on the first $500 million of the Fund's average net assets; 0.34% on the next $500 million of the Fund's average net assets; and 0.30% on the Fund's average net assets in excess of $1 billion.
With respect to the International Blue Chip Fund, the fee is computed at the annual rate of 0.30% of the Fund's average net assets. The sub-advisory fees are paid by INVESCO, NOT the Funds.

ADMINISTRATIVE SERVICES AGREEMENT


INVESCO, either directly or through affiliated companies,  provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant
to  an   Administrative   Services   Agreement  dated  February  28,  1997.  The
Administrative Services Agreement was approved on November 6, 1996, at a meeting called for that purpose, by a vote cast in person by all of the directors of the
Company,  including all of the directors who are not "interested persons" of the
Company or INVESCO.




The Administrative Services Agreement was for an initial term expiring April 30, 1994 and has been extended by action of the board of directors through May 15, 1999. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the Company's Independent
Directors. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Company's board of directors, including a majority of the Company's Independent Directors, approves such assignment.


The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

TRANSFER AGENCY AGREEMENT


INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February
28, 1997, which was approved by the board of directors of the Company on November 6, 1996 for an initial term expiring February 28, 1998 and has been extended by action of the board of directors through May 15, 1999. The Transfer
Agency Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of directors of the Company, including a majority of the Company's Independent Directors, or by a vote of the holders of a majority of the outstanding shares of the Funds. The
Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

The Transfer Agency Agreement provides that the Funds pay INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in a Fund at any time during each month.


FEES PAID TO INVESCO

For the fiscal years ended 1998, 1997 and 1996, the Funds paid the following fees to INVESCO (prior to the voluntary absorption of certain Fund expenses by INVESCO):




Emerging Markets Fund

Type of Fee                               1998      1997       1996
-----------                               ----      ----       ----
Advisory                                 $6,025      N/A        N/A
Administrative Services                  $7,282      N/A        N/A
Transfer Agency                          $3,114      N/A        N/A

European Fund

Type of Fee                              1998       1997       1996
-----------                              ----       ----       ----
Advisory                                $3,802,357  $2,679,462 $1,793,380
Administrative Services                 $89,993     $63,965    $45,868
Transfer Agency                         $1,100,420  $985,603   $839,761

International Blue Chip Fund

Type of Fee                              1998       1997       1996
-----------                              ----       ----       ----
Advisory                                 $176       N/A        N/A
Administrative Services                  $84        N/A        N/A
Transfer Agency                          $0         N/A        N/A

International Growth Fund

Type of Fee                              1998       1997       1996
-----------                              ----       ----       ----
Advisory                                $512,097   $987,897   $893,966
Administrative Services                 $17,681    $24,818    $23,409
Transfer Agency                         $351,924   $377,527   $383,054

Pacific Basin Fund

Type of Fee                              1998      1997       1996
-----------                              ----      ----       ----
Advisory                                $368,580  $939,420    $1,396,490
Administrative Services                 $17,399   $28,788     $37,930
Transfer Agency                         $499,564  $677,811    $870,770



DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets periodically with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with
various   management   personnel  of  INVESCO  in  order  to  facilitate  better
understanding  of management and operations of the Company,  and to review legal and  operational  matters which have been assigned to the committee by the board of  directors,  in  furtherance  of the  board  of  directors'  overall  duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.


All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the INVESCO Funds:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
       Funds, Inc.)
     INVESCO Diversified Funds, Inc.
     INVESCO Emerging Opportunity Funds, Inc.
     INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
     INVESCO Industrial Income Fund, Inc.
     INVESCO International Funds, Inc.
     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.)
     INVESCO Specialty Funds, Inc.
     INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Tax-Free Income Funds, Inc.
     INVESCO Treasurer's Series Trust
     INVESCO Value Trust
     INVESCO Variable Investment Funds, Inc.





The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706. Their affiliations represent their principal occupations.



Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Fund                         Past Five Years
----------------------           ---------------------        ------------------------------
Charles W. Brady *+              Director and Chairman        Chairman of the Board of
1315 Peachtree St., N.E.         of the Board                 INVESCO Global Health Sciences
Atlanta, Georgia                                              Fund; Chief Executive Officer
Age:  62                                                      and Director of AMVESCAP PLC,
                                                              London, England and various
                                                              subsidiaries of AMVESCAP PLC



Fred A. Deering +#               Director and Vice            Trustee of INVESCO Global
Security Life Center             Chairman of the Board        Health Sciences Fund; formerly,
1290 Broadway                                                 Chairman of the Executive
Denver, Colorado                                              Committee and Chairman of the
Age:  70                                                      Board of Security Life of
                                                              Denver Insurance Company;
                                                              Director of ING American
                                                              Holdings Company and First ING
                                                              Life Insurance Company of New
                                                              York


Mark H. Williamson *+            President, Chief             President, Chief Executive
7800 E. Union Avenue             Executive Officer and        Officer and Director of INVESCO
Denver, Colorado                 Director                     Distributors, Inc.; President,
Age:  47                                                      Chief Executive Officer and
                                                              Director of INVESCO Funds
                                                              Group,  Inc.; President, Chief
                                                              Operating  Officer and Trustee of
                                                              INVESCO  Global Health Sciences
                                                              Fund;  formerly, Chairman and Chief
                                                              Executive  Officer of NationsBanc
                                                              Advisors,  Inc.; formerly, Chairman
                                                              of  NationsBanc Investments, Inc.


Victor L. Andrews, Ph.D.         Director                     Professor Emeritus, Chairman
**!                                                           Emeritus and Chairman of the
34 Seawatch Drive                                             CFO Roundtable of the
Savannah, Georgia                                             Department of Finance of
Age:  67                                                      Georgia State University;
                                                              President, Andrews Financial
                                                              Associates, Inc. (consulting
                                                              firm); formerly, member of the
                                                              faculties of the Harvard
                                                              Business School  and the Sloan
                                                              School of  Management of MIT;
                                                              Director of The  Sheffield
                                                              Funds, Inc.



Bob R. Baker +**                 Director                     President and Chief Executive
AMC Cancer Research Center                                    Officer of AMC Cancer Research
1600 Pierce Street                                            Center, Denver, Colorado, since
Lakewood, Colorado                                            January 1989; until
Age:  61                                                      mid-December 1988, Vice
                                                              Chairman of the Board of First
                                                              Columbia Financial Corporation,
                                                              Englewood, Colorado; formerly,
                                                              Chairman of the Board and Chief
                                                              Executive Officer of First
                                                              Columbia Financial Corporation

Lawrence H. Budner # @           Director                     Trust Consultant; prior to June
7608 Glen Albens Circle                                       30, 1987, Senior Vice President
Dallas, Texas                                                 and Senior Trust Officer of
Age:  67                                                      InterFirst Bank, Dallas, Texas


Wendy L. Gramm**!                Director                     Self-employed (since 1993);
4201 Yuma Street, N.W.                                        Professor of Economics and
Washington, DC                                                Public Administration,
Age: 54                                                       University of Texas at
                                                              Arlington; formerly,  Chairman,
                                                              Commodity  Futures  Trading
                                                              Commission; Administrator  for
                                                              Information  and Regulatory Affairs
                                                              at the Office of Management  and
                                                              Budget;  Executive Director  of  the
                                                              Presidential Task Force on
                                                              Regulatory Relief; and   Director  of
                                                              the Federal  Trade Commission's
                                                              Bureau of Economics;   also,
                                                              Director  of Chicago Mercantile
                                                              Exchange, Enron Corporation,  IBP,
                                                              Inc.,  State  Farm Insurance Company,
                                                              Independent Women's  Federal Forum,
                                                              International Republic Institute, and the
                                                              Republican Women's Federal Forum;  also,
                                                              Member of Board of  Visitors,  College
                                                              of Business Administration,
                                                              University of Iowa,  and  Member
                                                              of  Board of  Visitors,   Center
                                                              for  Study of Public    Choice,
                                                              George  Mason  University


Kenneth T. King +#@              Director                     Formerly, Chairman of the Board
4080 North Circulo                                            of The Capitol Life Insurance
    Manzanillo                                                Company, Providence Washington
Tucson, Arizona                                               Insurance Company and Director
Age:  72                                                      of numerous U.S. subsidiaries
                                                              thereof; formerly, Chairman   of  the
                                                              Board of The Providence Capitol
                                                              Companies in the United Kingdom and
                                                              Guernsey; Chairman of  the  Board  of
                                                              the Symbion Corporation  until
                                                              1987





John W. McIntyre +#@            Director                     Retired. Formerly, Vice
7 Piedmont Center                                             Chairman of the Board of
Suite 100                                                     Directors of the Citizens and
Atlanta, Georgia                                              Southern Corporation and
Age: 69                                                       Chairman of the Board and Chief
                                                              Executive Officer of the
                                                              Citizens and Southern Georgia
                                                              Corp. and the Citizens and
                                                              Southern National Bank; Trustee
                                                              of INVESCO Global Health
                                                              Sciences Fund,  Gables
                                                              Residential Trust, Employee's
                                                              Retirement System of GA, Emory
                                                              University and J.M. Tull
                                                              Charitable Foundation; Director
                                                              of Kaiser Foundation Health
                                                              Plans of Georgia, Inc.



Larry Soll, Ph.D.!**             Director                     Retired.  Formerly, Chairman of
345 Poorman Road                                              the Board (1987 to 1994), Chief
Boulder, Colorado                                             Executive Officer (1982 to 1989
Age:  55                                                      and 1993 to 1994) and President
                                                              (1982 to 1989) of Synergen
                                                              Inc.; Director of Synergen
                                                              since incorporation in 1982;
                                                              Director of Isis
                                                              Pharmaceuticals, Inc.; Trustee
                                                              of INVESCO Global Health
                                                              Sciences Fund


Glen A. Payne                    Secretary                    Senior Vice President, General
7800 E. Union Avenue                                          Counsel and Secretary of
Denver, Colorado                                              INVESCO Funds Group, Inc.;
Age:  50                                                      Senior Vice President,
                                                              Secretary and General Counsel
                                                              of INVESCO Distributors, Inc.;
                                                              Secretary, INVESCO Global
                                                              Health Sciences Fund; formerly,
                                                              General Counsel of INVESCO
                                                              Trust Company (1989-1998) and
                                                              employee   of   a    U.S.
                                                              regulatory agency, Washington,
                                                              D.C. (1973 to  1989)

Ronald L. Grooms                 Treasurer                    Senior Vice President and
7800 E. Union Avenue                                          Treasurer of INVESCO Funds
Denver, Colorado                                              Group, Inc.; Senior Vice
Age:  51                                                      President and Treasurer of
                                                              INVESCO Distributors, Inc.;
                                                              Treasurer, Principal Financial
                                                              and Accounting Officer, INVESCO
                                                              Global Health Sciences Fund;
                                                              formerly, Senior Vice
                                                              President and Treasurer of
                                                              INVESCO Trust Company
                                                              (1988-1998)





William J. Galvin, Jr.           Assistant Secretary          Senior Vice President of
7800 E. Union Avenue                                          INVESCO Funds Group, Inc.;
Denver, Colorado                                              Senior Vice President of
Age:  41                                                      INVESCO Distributors, Inc.;
                                                              formerly, Trust Officer of
                                                              INVESCO Trust Company
                                                              (1995-1998), Vice President
                                                              of   INVESCO   Funds
                                                              Group, Inc. and Trust Officer
                                                              of INVESCO Trust Company;
                                                              formerly, Vice President of 440
                                                              Financial Group; Assistant Vice
                                                              President of Putnam Companies

Alan I. Watson                   Assistant Secretary          Vice President of INVESCO Funds
7800 E. Union Avenue                                          Group, Inc.;  formerly, Trust
Denver, Colorado                                              Officer of INVESCO Trust
Age:  56                                                      Company

Judy P. Wiese                    Assistant Treasurer          Vice President of INVESCO Funds
7800 E. Union Avenue                                          Group, Inc.;  formerly, Trust
Denver, Colorado                                              Officer of INVESCO Trust
Age:  50                                                      Company

#      Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**     Member of the management liaison committee of the Company.

@      Member of the soft dollar brokerage committee of the Company.

!      Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended October 31, 1998.



In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Company), INVESCO Treasurer's Series Trust, and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Funds") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of October 31, 1998, there were 16 funds in the INVESCO Funds.



Name of Person                                            Aggregate         Benefits Accrued As    Estimated    Total Compensation
and Position                                              Compensation          Part of Company       Annual    From INVESCO Funds
                                                        From Company(1)             Expenses(2) Benefits Upon   Paid to Directors(6)
                                                                                                 Retirement(3)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Fred A. Deering, Vice Chairman of  the Board                     $   4,395            $   1,355       $  870        $  103,700
------------------------------------------------------------------------------------------------------------------------------------
Victor L. Andrews                                                    4,306                1,281        1,007            80,350
------------------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                                                         4,421                1,143        1,349            84,000
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Budner                                                   4,240                1,281        1,007            79,350
------------------------------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)                                                 4,330                1,384          751            70,000
------------------------------------------------------------------------------------------------------------------------------------
Wendy Gramm                                                          4,163                    0            0            79,000
------------------------------------------------------------------------------------------------------------------------------------
Kenneth T. King                                                      4,151                1,407          789            77,050
------------------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                                                     4,198                    0            0            98,500
------------------------------------------------------------------------------------------------------------------------------------
Larry Soll                                                           4,198                    0            0            96,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                                               38,402                7,851        5,773           767,950
------------------------------------------------------------------------------------------------------------------------------------
% of Net Assets                                                     0.0050%(5)           0.0010%(5)                    0.0035%(6)
------------------------------------------------------------------------------------------------------------------------------------


     (1)The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds'committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

     (2)Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.


     (3)These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director/trustee of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

     (4)Mr. Chabris retired as a director of the Company on September 30, 1998.

     (5) Totals as a percentage of the Company's net assets as of October 31, 1998.


     (6)Total as a percentage of the net assets of the INVESCO Funds as of December 31, 1998.


Messrs. Brady and Williamson, as "interested persons" of the Company and the other Funds and investment companies in the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.


The boards of directors/trustees of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the non-interested directors and trustees of the funds. Under this Plan, each director or trustee who is not an interested person of the funds (as defined in the 1940
Act) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the retirement age of 72 (or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of pay-ment for one year (the "first year retirement benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his retirement. Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to



50% of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director at the time of his retirement. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer. If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the retirement payments will be made to him/ her or to his/her beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the retirement payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of certain INVESCO Funds. Each independent director is, therefore, an indirect owner of shares of certain INVESCO Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of January 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:


Emerging Markets Fund

-------------------------------------------------------------------------------------
        Name and Address              Basis of Ownership            Percentage Owned
                                     (Record/Beneficial)
=====================================================================================
INVESCO Funds Group,                 Record                        23.97%
Inc.
Attn: Sheila Wendland
PO Box 173706
Denver, CO 80217-3706
-------------------------------------------------------------------------------------
Charles Schwab & Co.,                Record                         7.18%
Inc.
Special Custody
Account for the
Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA
94104-4122
-------------------------------------------------------------------------------------

EUROPEAN FUND

-------------------------------------------------------------------------------------
       Name and Address              Basis of Ownership            Percentage Owned
                                    (Record/Beneficial)
=====================================================================================
Charles Schwab & Co.,                Record                         34.50%
Inc.
Special Custody
Account for the
Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA
94104-4122
-------------------------------------------------------------------------------------
National Financial                   Record                          9.47%
Services Corp.
The Exclusive Benefit
of Customers
One World Financial
Center
200 Liberty St., 5th
Floor
Attn: Kate - Recon
New York, NY
10281-5500
-------------------------------------------------------------------------------------

INTERNATIONAL BLUE CHIP FUND

-------------------------------------------------------------------------------------
     Name and Address                Basis of Ownership            Percentage Owned
                                     (Record/Beneficial)
=====================================================================================
Muir & Co.                            Record                       54.91%
P.O. Box 2479
San Antonio, TX 78298-2479
-------------------------------------------------------------------------------------


Charles Schwab & Co., Inc.            Record                       18.67%
Special Custody Account
for the Exclusive Benefit
of Customers
Attn: Mutual Funds
101 Montgomrty St.
San Francisco, CA
94104-4122


-------------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND

-------------------------------------------------------------------------------------
   Name and Address               Basis of Ownership            Percentage Owned
                                  (Record/Beneficial)
=====================================================================================
Charles Schwab & Co.,             Record                          13.66%
Inc.
Special Custody Account
for the Exclusive
Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA
94104-4122
-------------------------------------------------------------------------------------
Wachovia Bank NA TR               Record                           6.24%
Coca-Cola Enterprises
Supplemental MCSIP
301 N Main St. MCNC
31057
PO Box 3073
Winston-Salem, NC
27150-0001
-------------------------------------------------------------------------------------

PACIFIC BASIN FUND

-------------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
=====================================================================================
Charles Schwab & Co.,              Record                        32.22%
Inc.
Special Custody
Account for the
Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA
94104-4122
-------------------------------------------------------------------------------------


As of February 11, 1999, officers and directors of the Company, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR


INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's plan of distribution which has been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The Company has adopted a Plan and Agreement of Distribution (the "Plan"). The Plan, which was originally implemented on November 1, 1997, is permitted under Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will make monthly payments to IDI, a wholly-owned subsidiary of INVESCO, computed at an annual rate no greater than 0.25% of a Fund's average net assets. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payments by a Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided during the rolling 12-month period in which that month falls.

A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund.


During the fiscal year ended October 31, 1998, the Funds made payments to IDI under the Plan in the amounts of $1,272, $1,119,634, $104,872 and $91,513 for the Emerging Markets, European Funds, International Growth and Pacific Basin Funds, respectively. No amounts were paid by the International Blue Chip Fund. In addition, as of October 31, 1998, $242, $125,572, $88, $8,081 and $9,205 of
additional distribution accruals had been incurred for Emerging Markets, European, International Blue Chip, Interational Growth and Pacific Basin Funds, respectively, and will be paid during the fiscal year ended October 31, 1999. For the fiscal year ended October 31, 1998, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:


EMERGING MARKETS FUND

Advertising--$110; Sales  literature,  printing,  and  postage--$555;   Direct
Mail--$535; Public Relations/Promotion--$26; Compensation to securities dealers and other organizations--$1; and Marketing personnel--$45.

EUROPEAN FUND

Advertising--$443,981; Sales literature, printing, and postage--$118,189; Direct Mail--$102,572; Public Relations/Promotion--$63,548; Compensation to securities dealers and other organizations--$186,342; and Marketing personnel--$205,002.

INTERNATIONAL GROWTH FUND

Advertising--$36,050;
Sales literature, printing, and postage--$17,185;
Direct Mail--$6,243;
Public Relations/Promotion--$5,748;
Compensation to securities dealers and other organizations--$19,908; and Marketing personnel--$19,738.

PACIFIC BASIN FUND

Advertising--$34,515;
Sales literature, printing, and postage--$16,916;
Direct Mail--$6,958;
Public  Relations/Promotion--$6,290;
Compensation to securities dealers and other organizations--$4,197; and Marketing personnel--$22,637.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plan was approved on May 16, 1997, at a meeting called for such purpose by a majority of the directors of the Company, including a majority of the directors of the Company, including a majority of the directors who neither are "interested persons" of the Company nor have any financial interest in the operation of the Plan ("Independent Directors"). The Plan was approved by shareholders of the European and International Growth Funds on October 28, 1997, shareholders of the Pacific Basin Fund on November 25, 1997, and by INVESCO on behalf of the Emerging Markets Fund on January 30, 1998 and on behalf of the International Blue Chip Fund on October 28, 1998, for initial terms expiring October 28, 1998, November 25, 1998, January 30, 1999 and October 28, 1999, respectively. With respect to the European, International Growth and Pacific Basin Funds, the Plan has been continued through May 15, 1999 by action of the board of directors. The Plan was implemented on November 1, 1997 with respect to the European and International Growth Funds, December 1, 1997 with respect to the Pacific Basin Fund, February 2, 1998 with respect to the Emerging Markets Fund and October 28, 1998 with respect to the International Blue Chip Fund.

The Plan  provides  that it shall  continue in effect with  respect to each
Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of a Fund's payments under the Plan without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plan, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination.

To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plan include the following:

     o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

     o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

     o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

     o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

     o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

     o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP, 950 Seventeenth Street,  Denver,  Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the brokers and dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain the best qualitative execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain best qualitative execution of a Fund's transactions.

Portfolio transactions also may be effected through brokers and dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker or dealer in selecting among qualified broker-dealers.

Certain financial institutions (including brokers who may sell shares of a Fund, or affiliates of such brokers) are paid a fee (the "Services Fee") for recordkeeping, shareholder communications and other services provided by the institutions to investors purchasing shares of the Funds through no transaction fee programs ("NTF Programs") offered by the financial institution or its affiliated broker (an "NTF Program Sponsor"). The Services Fee is based on the average daily value of the investments in each Fund made in the name of such NTF Program Sponsor and held in omnibus accounts maintained on behalf of investors participating in the NTF Programs. With respect to certain NTF Programs, the directors of the Company have authorized the Funds to apply dollars generated from the Plan to pay the entire Services Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan, which presently is 0.25%.

With respect to other NTF Programs, the Company's directors have authorized the Funds to pay transfer agency fees to INVESCO based on the number of investors who have beneficial interests in the NTF Program Sponsor's omnibus accounts in a Fund. INVESCO, in turn, pays these transfer agency fees to the NTF Program Sponsor as a sub-transfer agency or recordkeeping fee in payment of all or a portion of the Services Fee. In the event that the sub-transfer agency or recordkeeping fee is insufficient to pay all of the Services Fee with respect to these NTF Programs, the directors of the Company have authorized the Company to apply dollars generated from the Plan to pay the remainder of the Services
Fee, subject to the maximum Rule 12b-1 fee permitted by the Plan. INVESCO itself pays the portion of a Fund's Services Fee, if any, that exceeds the sum of the sub-transfer agency or recordkeeping fee and Rule 12b-1 fee.

The Company's directors have further authorized INVESCO to place a portion of a Fund's brokerage transactions with certain NTF Program Sponsors or their affiliated brokers, if INVESCO reasonably believes that, in effecting a Fund's transactions in portfolio securities, the broker is able to provide the best execution of orders at the most favorable prices. A portion of the commissions earned by such a broker from executing portfolio transactions on behalf of a Fund may be credited by the NTF Program Sponsor against its Services Fee. Such credit shall be applied first against any sub-transfer agency or recordkeeping fee payable with respect to the Fund, and second against any Rule 12b-1 fees used to pay a portion of the Services Fee, on a basis which has resulted from negotiations between INVESCO and the NTF Program Sponsor. Thus, the Fund pays sub-transfer agency or recordkeeping fees to the NTF Program Sponsor in payment of the Services Fee only to the extent that such fees are not offset by the Fund's credits.

In the event that the transfer agency fee paid by a Fund to INVESCO with respect to investors who have beneficial interests in a particular NTF Program Sponsor's omnibus accounts in that Fund exceeds the Services Fee applicable to the Fund, after application of credits, INVESCO may carry forward the excess and apply it to future Services Fees payable to that NTF Program Sponsor with respect to that Fund. The amount of excess transfer agency fees carried forward will be reviewed for possible adjustment by INVESCO prior to the fiscal year-end of each Fund.

The Company's board of directors has also authorized the Funds to pay to IDI the full Rule 12b-1 fees contemplated by the Plan to compensate IDI for expenses it incurs in engaging in the activities and providing the services on behalf of the Funds contemplated by the Plan, subject to the maximum Rule 12b-1 fee permitted by the Plan, notwithstanding that credits have been applied to reduce the portion of the 12b-1 fee that would have been used to reimburse IDI for payments to such NTF Program Sponsor absent such credits.

The aggregate dollar amount of brokerage commissions paid by each Fund for the fiscal years ended October 31, 1998, 1997 and 1996 were:

                                  1998              1997                    1996
                                  ----              ----                    ----
Emerging Markets Fund                0               N/A                     N/A

European Fund                 $483,163        $1,477,524              $1,070,781

International Blue Chip Fund         0               N/A                     N/A

International Growth Fund     $157,998          $360,726                $361,537

Pacific Basin Fund            $125,870        $1,007,320              $1,284,787

For the fiscal year ended October 31, 1998, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended October 31, 1998.

At October 31, 1998, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:



--------------------------------------------------------------------------------
     Fund              Broker or Dealer                    Value of Securities
                                                           at October 31, 1998


================================================================================
Emerging Markets        State Street Bank & Trust          $209,000.00
--------------------------------------------------------------------------------
European                State Street Bank & Trust          $37,827,000.00
--------------------------------------------------------------------------------
International Blue Chip State Street Bank & Trust          $6,406,000.00
--------------------------------------------------------------------------------
International Growth    State Street Bank & Trust          $9,931,000.00
--------------------------------------------------------------------------------
Pacific Basin           State Street Bank & Trust          $2,834,000.00
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK


The Company is authorized to issue up to 800,000,000 shares of common stock with a par value of $0.01 per share. As of January 31, 1999, the following shares of each Fund were outstanding:


     Emerging Markets Fund                        153,831
     European Fund                             45,028,617
     International Blue Chip Fund               1,432,571
     International Growth Fund                  3,473,668
     Pacific Basin Fund                         7,122,613


All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND


Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.


Dividends  paid  by  a  Fund  from  net   investment   income  as  well  as
distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received-deduction for corporations. Dividends eligible for the dividends-received-deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.


A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received-deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years (for tax years beginning after December 31, 1997). A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns.
This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' prospectus.

When we quote mutual fund rankings published by Lipper, Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.


Average annual total return performance for the one-, five-, and ten-year periods ended October 31, 1998 was:

Name of Fund                       1 Year         5 Year          10 Year
------------                       ------         ------          -------
EMERGING MARKETS FUND              N/A            N/A             -32.52%*
EUROPEAN FUND                      24.92%         16.66%           12.40%
INTERNATIONAL BLUE CHIP            N/A            N/A              20.00%#
INTERNATIONAL GROWTH FUND          -2.75%          3.67%            3.87%
PACIFIC BASIN FUND                -28.68%        -10.50%           -2.91%


* Since Inception 2/12/98 (Annualized)
# Since Inception 10/28/98 (Annualized)

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)exponent n = ERV

where:    P = a hypothetical initial payment of $10,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Analytical Services, Inc.; or (iii) by other recognized analytical services. The Lipper Analytical Services, Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the FOLLOWING mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Emerging Markets Fund                            Emerging Markets Funds
European Fund                                    European Region Funds
International Blue Chip Fund                     International Funds
International Growth Fund                        International Funds
Pacific Basin Fund                               Pacific Region Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual Investors' Journal
Banxquote
Barron's
Business Week
CDA Investment Technologies
CNBC
CNN
Consumer Digest
Financial Times
Financial World
Forbes
Fortune
Ibbotson Associates, Inc.
Institutional Investor
Investment Company Data, Inc.
Investor's Business Daily
Kiplinger's Personal Finance
Lipper Analytical Services, Inc.'s Mutual Fund
Performance Analysis
Money
Morningstar
Mutual Fund Forecaster
No-Load Analyst
No-Load Fund X
Personal Investor
Smart Money
The New York Times
The No-Load Fund Investor
U.S. News and World Report
United Mutual Fund Selector
USA Today
The Wall Street Journal
Wiesenberger Investment Companies Services
Working Woman
Worth

FINANCIAL STATEMENTS

The financial statements for the Company for the fiscal year ended October 31, 1998 are incorporated herein by reference from the Company's Annual Report to Shareholders dated October 31, 1998.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

APPENDIX B

DESCRIPTION OF FUTURES, OPTIONS AND FORWARD CONTRACTS

(INTERNATIONAL GROWTH FUND, EUROPEAN FUND, PACIFIC BASIN FUND AND EMERGING MARKETS FUND ONLY)

OPTIONS ON SECURITIES

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost.
 The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option.
 Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

Options on securities are traded on national securities exchanges, such as the Chicago Board of Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. A holder or writer may engage in transactions in exchange-traded options on securities and options on indices of securities only through a registered broker/dealer which is a member of the exchange on which the option is traded.

An option position in an  exchange-traded  option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Fund would have to exercise the option in order to realize any profit. This would result in the Fund incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Fund as covered call option writer is unable to effect a closing purchase transaction in a secondary market, unless the Fund is required to deliver the securities pursuant to the assignment of an exercise notice, it will not be able to sell the underlying security until the option expires.

Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities: (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

In addition, options on securities may be traded over-the-counter through financial institutions dealing in such options as well as the underlying instruments. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

FUTURES CONTRACTS

A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, Futures Contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable, a process known as "marking to market."

A Futures Contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a Futures Contract, by in effect taking the opposite side of such Contract. At any time prior to the expiration of a Futures Contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. In addition, interest rate futures contracts include contracts on indices of municipal securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

OPTIONS ON FUTURES CONTRACTS

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract, in the case of a call option, or a "short" position in the underlying Futures Contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of variation margin deposits. In addition, the writer of an Option on a Futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

An option, whether based on a Futures Contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

                         PART C. OTHER INFORMATION

Item 23.    Exhibits

            (a)   Articles of Incorporation filed April 2, 1993.(2)

                  (i) Articles Supplementary to the Fund's Articles of Incorporation filed November 17, 1997.(4)

                  (ii) Articles Supplementary to Articles of Incorporation filed December 7, 1998.(6)

            (b)   Bylaws as of July 21, 1993.(3)

            (c)   Not applicable.

            (d)   (i)    Investment Advisory Agreement dated
                         February 28, 1997.(2)

                         (a)  Amendment to Advisory Agreement dated
                              January 30, 1998.(4)

                         (b)  Amendment to Advisory Agreement dated
                              September 18, 1998.(6)

                  (ii)   (a)  Sub-advisory Agreement dated February 28, 1998
                              between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to European, Pacific Basin and International Funds.(2)

                         (b) Sub-advisory Agreement dated January 30, 1998 between INVESCO Funds Group, Inc. and INVESCO Asset Management Limited with respect to Emerging Markets Fund.(4)

                         (c) Sub-advisory Agreement dated September 18, 1998 between INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.) with respect to International Blue Chip Fund.(6)

            (e)   (i)    General Distribution Agreement dated
                         February 28, 1997.(2)

                  (ii) Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated September 30, 1997.(3)

            (f)   (i)    Defined Benefit Deferred Compensation Plan for
                         Non-Interested Directors and Trustees.(5)

                  (ii) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.

            (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(3)

                  (i)    Amendment to Custody Agreement dated
                         October 25, 1995.(1)

                  (ii)   Data Access Services Addendum.(3)

                  (iii)  Additional  Fund Letter  dated  November 13, 1994.(4)

                  (iv)   Additional  Fund  Letter  dated  July 23, 1998.(6)

             (h)  (i)    Transfer Agency Agreement dated February 28, 1997.(2)

                  (ii) Administrative Services Agreement between the Fund and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

             (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated May 21, 1993.(3)

             (j)  Consent of Independent Accountants.

             (k)  Not applicable.

             (l)  Not applicable.

             (m)  (i)    Plan and Agreement of Distribution dated
                         November 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)

             (n)  (i)    Financial Data Schedule for the year ended  October 31,
                         1998 for the Emerging Markets Fund.

                  (ii) Financial Data Schedule for the year ended October 31, 1998 for the European Fund.

                  (iii) Financial Data Schedule for the year ended October 31, 1998 for the International Blue Chip Fund.

                  (iv) Financial Data Schedule for the year ended October 31, 1998 for the International Growth Fund.

                  (v) Financial Data Schedule for the year ended October 31, 1998 for the Pacific Basin Fund.

(1) Previously filed on EDGAR with Post-Effective Amendment No. 3 to the Registration Statement on December 22, 1995, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registration Statement on February 25, 1997 and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 5 to the Registration Statement on November 17, 1997, and incorporated by reference herein.

(4) Previously filed on EDGAR with Post-Effective Amendment No. 6 to the Registration Statement on February 26, 1998, and incorporated by reference herein.

(5) Previously filed on EDGAR with Post-Effective Amendment No. 7 to the Registration Statement on July 10, 1998, and incorporated by reference herein.

(6) Previously filed on EDGAR with Post-Effective Amendment No. 8 to the Registration Statement on December 30, 1998, and incorporated by reference herein.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
            FUND

No person is presently controlled by or under common control with the Fund.


ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Fund also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "The Fund and Its Management" in the Fund's Prospectus and in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO, and, during the past two fiscal years, have held positions with Institutional Trust Company d.b.a. INVESCO Trust Company, an affiliate of INVESCO.





                               Position with            Principal Occupation and
      Name                        Adviser                 Company Affiliation
 ------------------------------------------------------------------------------------------
 Mark H. Williamson      Chairman, Director        President & Chief Executive Officer
                         and Officer               INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 William J. Galvin, Jr.  Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Ronald L. Grooms        Officer                   Senior Vice President & Treasurer
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Richard W. Healey       Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Charles P. Mayer        Officer & Director        Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Timothy J. Miller       Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Donovan J. (Jerry)      Officer                   Senior Vice President
 Paul                                              INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Glen A. Payne           Officer                   Senior Vice President, Secretary & General
                                                   Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 John R. Schroer, II     Officer                   Senior Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Marie E. Aro            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Ingeborg S. Cosby       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Stacie Cowell           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Dawn Daggy-Mangerson    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Elroy E. Frye, Jr.      Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Linda J. Gieger         Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Mark D. Greenberg       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Brian B. Hayward        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Richard R. Hinderlie    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Thomas M. Hurley        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Patricia F. Johnston    Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Peter M. Lovell         Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 James F. Lummanick      Officer                   Vice President & Assistant General Counsel
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Thomas A. Mantone, Jr.  Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Trent E. May            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Frederick R. (Fritz)    Officer                   Vice President
 Meyer                                             INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Stephen A.  Moran       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Jeffrey G. Morris       Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Laura M. Parsons        Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Jon B. Pauley           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------

 Pamela J. Piro          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Gary L. Rulh            Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 John S. Segner          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Terri B. Smith          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Tane T. Tyler           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Thomas A. Wald          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Alan I. Watson          Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Judy P. Wiese           Officer                   Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO  80237
 ------------------------------------------------------------------------------------------
 Ronald C. Lively        Officer                   Senior Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   17406 Brown Road
                                                   Odessa, FL 33556
 ------------------------------------------------------------------------------------------
 Scott E. Stapley        Officer                   Senior Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   1615 Arch Bay Drive
                                                   Newport Beach, CA 92660
 ------------------------------------------------------------------------------------------
 Thomas H. Scanlan       Officer                   Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854
 ------------------------------------------------------------------------------------------
 Reagan A. Shopp         Officer                   Regional Vice President
                                                   INVESCO Funds Group, Inc.
                                                   12028 Edgepark Court
                                                   Potomac, MD 20854
 ------------------------------------------------------------------------------------------

 Michael D. Legoski      Officer                   Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Donald R. Paddack       Officer                   Assistant Vice President
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Kent T. Schmeckpeper    Officer                   Assistant Vice President
                                                   Account Relationship Manager
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------
 Jeraldine E. Kraus      Officer                   Assistant Secretary
                                                   INVESCO Funds Group, Inc.
                                                   7800 East Union Avenue
                                                   Denver, CO 80237
 ------------------------------------------------------------------------------------------

Item 27.    Principal Underwriters
            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Diversified Funds, Inc.
            INVESCO Emerging Opportunity Funds, Inc.
            INVESCO Growth Funds, Inc.
            INVESCO Industrial Income Fund, Inc.
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Specialty Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Tax-Free Income Funds, Inc.
            INVESCO Value Trust
            INVESCO Variable Investment Funds, Inc.

               (b)

Positions and                                               Positions and
Name and Principal              Offices with                 Offices with
Business Address                Underwriter                    the Fund
------------------              -------------               -----------

William J. Galvin, Jr.          Sr. Vice                    Assistant
7800 E. Union Avenue            President &                 Secretary
Denver, CO  80237               Assistant
                                Secretary

Ronald L. Grooms                Sr. Vice                    Treasurer,
7800 E. Union Avenue            President                   Chief Fin'l
Denver, CO  80237               & Treasurer                 Officer, and
Chief Acctg.
Off.

Richard W. Healey               Sr. Vice
7800 E. Union Avenue            President
Denver, CO  80237

Charles P. Mayer                Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice                 Secretary
7800 E. Union Avenue            President,
Denver, CO 80237                Secretary &
                                General Counsel

Judy P. Wiese                   Vice President              Asst. Treas.
7800 E. Union Avenue            & Assistant
Denver, CO  80237               Treasurer

Mark H. Williamson              Chairman of the             President,
7800 E. Union Avenue            Board, President,          CEO & Director
Denver, CO 80237                CEO & Director



            (c)     Not applicable.

Item 28.    Location of Accounts and Records
            --------------------------------

            Mark H. Williamson
            7800 E. Union Avenue
            Denver, CO  80237

Item 29.    Management Services
            -------------------

            Not applicable.

Item 30.    Undertakings
            ------------

            Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 1st day of March, 1999.

ATTEST:                               INVESCO International Funds, Inc.

/s/Glen A. Payne                     /s/ Mark H. Williamson
____________________________             ___________________________________
Glen A. Payne, Secretary                 Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                /s/ Lawrence H. Budner
_______________________________       __________________________________
Mark H. Williamson, President &       Lawrence H. Budner, Director
Director (Chief Executive Officer)


/s/ Ronald L. Grooms                  /s/ John W. McIntyre
_______________________________       __________________________________
Ronald L. Grooms, Treasurer           John W. McIntyre, Director
(Chief Financial and Accounting
Officer)


/s/ Victor L. Andrews                 /s/ Fred A. Deering
_______________________________       __________________________________
Victor L. Andrews, Director           Fred A. Deering, Director

/s/ Bob R. Baker                      /s/ Larry Soll
_______________________________       __________________________________
Bob R. Baker, Director                Larry Soll, Director

/s/ Charles W. Brady                  /s/ Kenneth T. King
_______________________________       __________________________________
Charles W. Brady, Director            Kenneth T. King, Director

/s/ Wendy L. Gramm
_______________________________
Wendy L. Gramm, Director


By*_____________________________      By*  /s/ Glen A. Payne
                                           ___________________________________
Edward F. O'Keefe                          Glen A. Payne
Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 29, 1993, February 24, 1994, February 17, 1995, December 22, 1995, November 17, 1997.

                               Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
----------------------------------------------------------------

f(ii)                                           108
j                                               113
n(i)                                            114
n(ii)                                           115
n(iii)                                          116
n(iv)                                           117
n(v)                                            118